UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report
September 30, 2023 (Unaudited)
Columbia Select Large Cap Growth Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Select Large Cap Growth Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Select Large Cap Growth Fund  |    Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Thomas Galvin, CFA
Lead Portfolio Manager
Managed Fund since 2003
Richard Carter
Portfolio Manager
Managed Fund since 2009
Todd Herget
Portfolio Manager
Managed Fund since 2009
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2023 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended September 30, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/28/07	4.98	29.10	7.36	10.35
	Including sales charges		-1.09	21.60	6.09	9.70
Advisor Class		11/08/12	5.02	29.28	7.61	10.61
Class C	Excluding sales charges	09/28/07	4.48	27.97	6.53	9.51
	Including sales charges		3.53	26.97	6.53	9.51
Institutional Class		10/01/97	5.01	29.39	7.61	10.61
Institutional 2 Class		11/08/12	5.01	29.46	7.72	10.74
Institutional 3 Class		11/08/12	5.17	29.51	7.77	10.79
Class R		12/31/04	4.71	28.58	7.07	10.06
Russell 1000 Growth Index			9.28	27.72	12.42	14.48
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Select Large Cap Growth Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at September 30, 2023)
Common Stocks	98.0
Money Market Funds	2.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at September 30, 2023)
Communication Services	3.1
Consumer Discretionary	19.4
Consumer Staples	4.2
Financials	10.4
Health Care	19.7
Industrials	6.1
Information Technology	33.5
Real Estate	3.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Select Large Cap Growth Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2023 — September 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,049.80	1,019.64	5.35	5.27	1.05
Advisor Class	1,000.00	1,000.00	1,050.20	1,020.89	4.08	4.02	0.80
Class C	1,000.00	1,000.00	1,044.80	1,015.91	9.15	9.02	1.80
Institutional Class	1,000.00	1,000.00	1,050.10	1,020.89	4.08	4.02	0.80
Institutional 2 Class	1,000.00	1,000.00	1,050.10	1,021.38	3.57	3.52	0.70
Institutional 3 Class	1,000.00	1,000.00	1,051.70	1,021.63	3.32	3.27	0.65
Class R	1,000.00	1,000.00	1,047.10	1,018.40	6.62	6.52	1.30
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Select Large Cap Growth Fund | Semiannual Report 2023	5

Portfolio of Investments
September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 3.0%
Interactive Media & Services 3.0%
Match Group, Inc.(a)	818,448	32,062,700
Total Communication Services		32,062,700
Consumer Discretionary 19.2%
Auto Components 2.9%
Aptiv PLC(a)	177,254	17,475,472
Mobileye Global, Inc., Class A(a)	320,304	13,308,631
Total		30,784,103
Broadline Retail 4.6%
Amazon.com, Inc.(a)	389,035	49,454,129
Hotels, Restaurants & Leisure 6.3%
Booking Holdings, Inc.(a)	11,107	34,253,433
Chipotle Mexican Grill, Inc.(a)	17,584	32,210,899
Total		66,464,332
Textiles, Apparel & Luxury Goods 5.4%
lululemon athletica, Inc.(a)	61,216	23,605,502
NIKE, Inc., Class B	350,071	33,473,789
Total		57,079,291
Total Consumer Discretionary		203,781,855
Consumer Staples 4.1%
Consumer Staples Distribution & Retail 4.1%
Costco Wholesale Corp.	76,943	43,469,717
Total Consumer Staples		43,469,717
Financials 10.3%
Capital Markets 6.0%
Charles Schwab Corp. (The)	466,568	25,614,583
MSCI, Inc.	74,074	38,005,888
Total		63,620,471
Financial Services 4.3%
Visa, Inc., Class A	199,482	45,882,855
Total Financials		109,503,326
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 19.5%
Biotechnology 6.7%
BioMarin Pharmaceutical, Inc.(a)	377,078	33,363,861
Exact Sciences Corp.(a)	376,135	25,659,930
Sarepta Therapeutics, Inc.(a)	99,316	12,039,086
Total		71,062,877
Health Care Equipment & Supplies 7.6%
DexCom, Inc.(a)	145,276	13,554,251
Insulet Corp.(a)	155,769	24,843,598
Intuitive Surgical, Inc.(a)	143,350	41,899,771
Total		80,297,620
Life Sciences Tools & Services 1.4%
Illumina, Inc.(a)	112,193	15,401,855
Pharmaceuticals 3.8%
Eli Lilly & Co.	74,802	40,178,398
Total Health Care		206,940,750
Industrials 6.1%
Building Products 3.3%
Trane Technologies PLC	172,128	34,926,492
Construction & Engineering 2.8%
Quanta Services, Inc.	157,570	29,476,620
Total Industrials		64,403,112
Information Technology 33.1%
Semiconductors & Semiconductor Equipment 8.1%
Advanced Micro Devices, Inc.(a)	278,522	28,637,632
Applied Materials, Inc.	60,295	8,347,843
NVIDIA Corp.	113,199	49,240,433
Total		86,225,908
Software 25.0%
Adobe, Inc.(a)	83,028	42,335,977
Crowdstrike Holdings, Inc., Class A(a)	177,849	29,768,366
Dynatrace, Inc.(a)	585,294	27,350,789
Intuit, Inc.	77,867	39,785,365
Microsoft Corp.	143,363	45,266,867
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select Large Cap Growth Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Palo Alto Networks, Inc.(a)	159,141	37,309,016
ServiceNow, Inc.(a)	76,967	43,021,474
Total		264,837,854
Total Information Technology		351,063,762
Real Estate 3.5%
Real Estate Management & Development 3.5%
CoStar Group, Inc.(a)	484,638	37,263,816
Total Real Estate		37,263,816
Total Common Stocks (Cost $622,556,804)		1,048,489,038

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(b),(c)	21,271,015	21,264,634
Total Money Market Funds (Cost $21,263,454)		21,264,634
Total Investments in Securities (Cost: $643,820,258)		1,069,753,672
Other Assets & Liabilities, Net		(8,554,672)
Net Assets		1,061,199,000

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	6,433,905	120,068,202	(105,237,589)	116	21,264,634	(1,836)	327,078	21,271,015
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Fair value measurements  (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	32,062,700	—	—	32,062,700
Consumer Discretionary	203,781,855	—	—	203,781,855
Consumer Staples	43,469,717	—	—	43,469,717
Financials	109,503,326	—	—	109,503,326
Health Care	206,940,750	—	—	206,940,750
Industrials	64,403,112	—	—	64,403,112
Information Technology	351,063,762	—	—	351,063,762
Real Estate	37,263,816	—	—	37,263,816
Total Common Stocks	1,048,489,038	—	—	1,048,489,038
Money Market Funds	21,264,634	—	—	21,264,634
Total Investments in Securities	1,069,753,672	—	—	1,069,753,672
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select Large Cap Growth Fund | Semiannual Report 2023

Statement of Assets and Liabilities
September 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $622,556,804)	$1,048,489,038
Affiliated issuers (cost $21,263,454)	21,264,634
Receivable for:
Capital shares sold	726,615
Dividends	175,708
Trustees’ fees	424,645
Expense reimbursement due from Investment Manager	4,224
Prepaid expenses	17,345
Other assets	32,947
Total assets	1,071,135,156
Liabilities
Payable for:
Investments purchased	7,967,944
Capital shares redeemed	1,295,358
Management services fees	21,543
Distribution and/or service fees	1,718
Transfer agent fees	141,254
Trustees’ fees	461,813
Compensation of chief compliance officer	105
Other expenses	46,421
Total liabilities	9,936,156
Net assets applicable to outstanding capital stock	$1,061,199,000
Represented by
Paid in capital	537,869,126
Total distributable earnings (loss)	523,329,874
Total - representing net assets applicable to outstanding capital stock	$1,061,199,000
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2023	9

Statement of Assets and Liabilities  (continued)
September 30, 2023 (Unaudited)
Class A
Net assets	$162,015,819
Shares outstanding	22,661,329
Net asset value per share	$7.15
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$7.59
Advisor Class
Net assets	$9,955,801
Shares outstanding	1,109,737
Net asset value per share	$8.97
Class C
Net assets	$18,146,169
Shares outstanding	4,590,738
Net asset value per share	$3.95
Institutional Class
Net assets	$620,951,604
Shares outstanding	76,162,521
Net asset value per share	$8.15
Institutional 2 Class
Net assets	$93,219,282
Shares outstanding	10,138,881
Net asset value per share	$9.19
Institutional 3 Class
Net assets	$148,949,004
Shares outstanding	15,630,114
Net asset value per share	$9.53
Class R
Net assets	$7,961,321
Shares outstanding	1,495,248
Net asset value per share	$5.32
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select Large Cap Growth Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended September 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,836,630
Dividends — affiliated issuers	327,078
Total income	2,163,708
Expenses:
Management services fees	4,066,682
Distribution and/or service fees
Class A	208,659
Class C	99,630
Class R	20,514
Transfer agent fees
Class A	137,086
Advisor Class	8,116
Class C	16,373
Institutional Class	530,423
Institutional 2 Class	26,697
Institutional 3 Class	5,483
Class R	6,740
Trustees’ fees	18,472
Custodian fees	3,633
Printing and postage fees	49,855
Registration fees	64,194
Accounting services fees	15,308
Legal fees	11,930
Compensation of chief compliance officer	105
Other	15,240
Total expenses	5,305,140
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(751,965)
Total net expenses	4,553,175
Net investment loss	(2,389,467)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	102,871,935
Investments — affiliated issuers	(1,836)
Net realized gain	102,870,099
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(45,668,805)
Investments — affiliated issuers	116
Net change in unrealized appreciation (depreciation)	(45,668,689)
Net realized and unrealized gain	57,201,410
Net increase in net assets resulting from operations	$54,811,943
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2023	11

Statement of Changes in Net Assets
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Operations
Net investment loss	$(2,389,467)	$(5,678,237)
Net realized gain	102,870,099	53,108,836
Net change in unrealized appreciation (depreciation)	(45,668,689)	(246,445,045)
Net increase (decrease) in net assets resulting from operations	54,811,943	(199,014,446)
Distributions to shareholders
Net investment income and net realized gains
Class A	(8,842,541)	(20,833,919)
Advisor Class	(413,671)	(1,533,659)
Class C	(1,802,959)	(5,334,510)
Institutional Class	(29,921,573)	(81,719,629)
Institutional 2 Class	(3,909,092)	(18,375,074)
Institutional 3 Class	(6,303,171)	(25,431,479)
Class R	(569,036)	(1,188,225)
Total distributions to shareholders	(51,762,043)	(154,416,495)
Decrease in net assets from capital stock activity	(62,003,129)	(208,345,130)
Total decrease in net assets	(58,953,229)	(561,776,071)
Net assets at beginning of period	1,120,152,229	1,681,928,300
Net assets at end of period	$1,061,199,000	$1,120,152,229
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select Large Cap Growth Fund | Semiannual Report 2023

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	September 30, 2023 (Unaudited)		March 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,833,261	13,579,224	3,357,425	22,303,218
Distributions reinvested	1,014,480	7,649,178	3,117,950	18,052,933
Shares redeemed	(2,329,828)	(17,236,946)	(5,674,645)	(38,655,560)
Net increase	517,913	3,991,456	800,730	1,700,591
Advisor Class
Shares sold	168,824	1,572,973	299,458	2,437,018
Distributions reinvested	37,389	353,696	195,174	1,399,397
Shares redeemed	(169,676)	(1,582,363)	(945,901)	(7,883,136)
Net increase (decrease)	36,537	344,306	(451,269)	(4,046,721)
Class C
Shares sold	250,453	1,047,227	772,782	3,029,175
Distributions reinvested	420,511	1,757,737	1,551,314	5,212,415
Shares redeemed	(1,025,546)	(4,340,341)	(3,146,181)	(12,763,486)
Net decrease	(354,582)	(1,535,377)	(822,085)	(4,521,896)
Institutional Class
Shares sold	6,375,072	53,745,954	24,459,307	183,304,188
Distributions reinvested	3,131,767	26,933,198	11,390,689	74,495,107
Shares redeemed	(17,173,321)	(142,799,429)	(36,797,775)	(280,958,674)
Net decrease	(7,666,482)	(62,120,277)	(947,779)	(23,159,379)
Institutional 2 Class
Shares sold	412,409	3,884,021	3,026,069	26,540,782
Distributions reinvested	403,293	3,907,910	2,505,349	18,364,209
Shares redeemed	(414,801)	(3,949,109)	(13,095,935)	(111,098,657)
Net increase (decrease)	400,901	3,842,822	(7,564,517)	(66,193,666)
Institutional 3 Class
Shares sold	1,124,328	11,090,050	2,367,315	20,786,761
Distributions reinvested	282,674	2,838,045	895,294	6,786,325
Shares redeemed	(2,137,049)	(20,830,437)	(15,932,180)	(140,729,914)
Net decrease	(730,047)	(6,902,342)	(12,669,571)	(113,156,828)
Class R
Shares sold	75,138	414,962	188,326	975,719
Distributions reinvested	101,252	569,036	270,051	1,188,224
Shares redeemed	(109,157)	(607,715)	(213,969)	(1,131,174)
Net increase	67,233	376,283	244,408	1,032,769
Total net decrease	(7,728,527)	(62,003,129)	(21,410,083)	(208,345,130)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 9/30/2023 (Unaudited)	$7.17	(0.02)	0.40	0.38	(0.40)	(0.40)
Year Ended 3/31/2023	$9.36	(0.05)	(1.13)	(1.18)	(1.01)	(1.01)
Year Ended 3/31/2022	$13.58	(0.10)	0.11(e)	0.01	(4.23)	(4.23)
Year Ended 3/31/2021	$10.37	(0.09)	6.94	6.85	(3.64)	(3.64)
Year Ended 3/31/2020	$15.01	(0.09)	(0.20)	(0.29)	(4.35)	(4.35)
Year Ended 3/31/2019	$16.93	(0.11)	1.34	1.23	(3.15)	(3.15)
Advisor Class
Six Months Ended 9/30/2023 (Unaudited)	$8.90	(0.02)	0.49	0.47	(0.40)	(0.40)
Year Ended 3/31/2023	$11.25	(0.04)	(1.30)	(1.34)	(1.01)	(1.01)
Year Ended 3/31/2022	$15.53	(0.08)	0.04(e)	(0.04)	(4.24)	(4.24)
Year Ended 3/31/2021	$11.50	(0.06)	7.76	7.70	(3.67)	(3.67)
Year Ended 3/31/2020	$16.16	(0.07)	(0.24)	(0.31)	(4.35)	(4.35)
Year Ended 3/31/2019	$17.96	(0.07)	1.43	1.36	(3.16)	(3.16)
Class C
Six Months Ended 9/30/2023 (Unaudited)	$4.14	(0.03)	0.24	0.21	(0.40)	(0.40)
Year Ended 3/31/2023	$6.03	(0.06)	(0.82)	(0.88)	(1.01)	(1.01)
Year Ended 3/31/2022	$10.15	(0.13)	0.21(e)	0.08	(4.20)	(4.20)
Year Ended 3/31/2021	$8.37	(0.15)	5.52	5.37	(3.59)	(3.59)
Year Ended 3/31/2020	$13.00	(0.16)	(0.12)	(0.28)	(4.35)	(4.35)
Year Ended 3/31/2019	$15.16	(0.20)	1.16	0.96	(3.12)	(3.12)
Institutional Class
Six Months Ended 9/30/2023 (Unaudited)	$8.12	(0.02)	0.45	0.43	(0.40)	(0.40)
Year Ended 3/31/2023	$10.38	(0.03)	(1.22)	(1.25)	(1.01)	(1.01)
Year Ended 3/31/2022	$14.63	(0.07)	0.06(e)	(0.01)	(4.24)	(4.24)
Year Ended 3/31/2021	$10.97	(0.06)	7.39	7.33	(3.67)	(3.67)
Year Ended 3/31/2020	$15.61	(0.06)	(0.23)	(0.29)	(4.35)	(4.35)
Year Ended 3/31/2019	$17.45	(0.07)	1.39	1.32	(3.16)	(3.16)
Institutional 2 Class
Six Months Ended 9/30/2023 (Unaudited)	$9.11	(0.01)	0.49	0.48	(0.40)	(0.40)
Year Ended 3/31/2023	$11.47	(0.03)	(1.32)	(1.35)	(1.01)	(1.01)
Year Ended 3/31/2022	$15.75	(0.07)	0.04(e)	(0.03)	(4.25)	(4.25)
Year Ended 3/31/2021	$11.62	(0.04)	7.85	7.81	(3.68)	(3.68)
Year Ended 3/31/2020	$16.27	(0.05)	(0.25)	(0.30)	(4.35)	(4.35)
Year Ended 3/31/2019	$18.05	(0.06)	1.45	1.39	(3.17)	(3.17)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select Large Cap Growth Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 9/30/2023 (Unaudited)	$7.15	4.98%	1.19%	1.05%	(0.65%)	13%	$162,016
Year Ended 3/31/2023	$7.17	(10.01%)	1.18%(c)	1.06%(c),(d)	(0.69%)	26%	$158,841
Year Ended 3/31/2022	$9.36	(3.91%)	1.10%	1.06%(d)	(0.82%)	32%	$199,667
Year Ended 3/31/2021	$13.58	70.22%	1.11%(c)	1.07%(c),(d)	(0.63%)	31%	$244,546
Year Ended 3/31/2020	$10.37	(4.31%)	1.12%(c)	1.12%(c),(d)	(0.71%)	22%	$151,807
Year Ended 3/31/2019	$15.01	8.79%	1.07%(c)	1.07%(c),(d)	(0.67%)	27%	$220,858
Advisor Class
Six Months Ended 9/30/2023 (Unaudited)	$8.97	5.02%	0.94%	0.80%	(0.40%)	13%	$9,956
Year Ended 3/31/2023	$8.90	(9.72%)	0.92%(c)	0.81%(c),(d)	(0.45%)	26%	$9,550
Year Ended 3/31/2022	$11.25	(3.73%)	0.85%	0.81%(d)	(0.56%)	32%	$17,145
Year Ended 3/31/2021	$15.53	70.74%	0.86%(c)	0.83%(c),(d)	(0.39%)	31%	$18,638
Year Ended 3/31/2020	$11.50	(4.10%)	0.87%(c)	0.87%(c),(d)	(0.46%)	22%	$19,707
Year Ended 3/31/2019	$16.16	9.04%	0.82%(c)	0.82%(c),(d)	(0.42%)	27%	$33,403
Class C
Six Months Ended 9/30/2023 (Unaudited)	$3.95	4.48%	1.94%	1.80%	(1.40%)	13%	$18,146
Year Ended 3/31/2023	$4.14	(10.67%)	1.92%(c)	1.81%(c),(d)	(1.45%)	26%	$20,478
Year Ended 3/31/2022	$6.03	(4.66%)	1.85%	1.81%(d)	(1.56%)	32%	$34,758
Year Ended 3/31/2021	$10.15	69.06%	1.86%(c)	1.83%(c),(d)	(1.39%)	31%	$60,193
Year Ended 3/31/2020	$8.37	(5.04%)	1.88%(c)	1.88%(c),(d)	(1.46%)	22%	$55,584
Year Ended 3/31/2019	$13.00	7.93%	1.83%(c)	1.83%(c),(d)	(1.42%)	27%	$90,268
Institutional Class
Six Months Ended 9/30/2023 (Unaudited)	$8.15	5.01%	0.94%	0.80%	(0.41%)	13%	$620,952
Year Ended 3/31/2023	$8.12	(9.67%)	0.93%(c)	0.81%(c),(d)	(0.45%)	26%	$680,663
Year Ended 3/31/2022	$10.38	(3.77%)	0.85%	0.81%(d)	(0.56%)	32%	$880,232
Year Ended 3/31/2021	$14.63	70.79%	0.86%(c)	0.83%(c),(d)	(0.39%)	31%	$1,003,322
Year Ended 3/31/2020	$10.97	(4.12%)	0.87%(c)	0.87%(c),(d)	(0.46%)	22%	$744,099
Year Ended 3/31/2019	$15.61	9.08%	0.83%(c)	0.83%(c),(d)	(0.42%)	27%	$1,311,174
Institutional 2 Class
Six Months Ended 9/30/2023 (Unaudited)	$9.19	5.01%	0.83%	0.70%	(0.30%)	13%	$93,219
Year Ended 3/31/2023	$9.11	(9.61%)	0.81%(c)	0.72%(c)	(0.36%)	26%	$88,680
Year Ended 3/31/2022	$11.47	(3.65%)	0.77%	0.72%	(0.48%)	32%	$198,407
Year Ended 3/31/2021	$15.75	71.00%	0.77%(c)	0.73%(c)	(0.29%)	31%	$209,540
Year Ended 3/31/2020	$11.62	(4.00%)	0.77%(c)	0.75%(c)	(0.34%)	22%	$144,651
Year Ended 3/31/2019	$16.27	9.14%	0.73%(c)	0.72%(c)	(0.32%)	27%	$166,669
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2023	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 9/30/2023 (Unaudited)	$9.42	(0.01)	0.52	0.51	(0.40)	(0.40)
Year Ended 3/31/2023	$11.81	(0.03)	(1.35)	(1.38)	(1.01)	(1.01)
Year Ended 3/31/2022	$16.10	(0.06)	0.02(e)	(0.04)	(4.25)	(4.25)
Year Ended 3/31/2021	$11.83	(0.04)	8.00	7.96	(3.69)	(3.69)
Year Ended 3/31/2020	$16.48	(0.04)	(0.26)	(0.30)	(4.35)	(4.35)
Year Ended 3/31/2019	$18.23	(0.05)	1.47	1.42	(3.17)	(3.17)
Class R
Six Months Ended 9/30/2023 (Unaudited)	$5.44	(0.02)	0.30	0.28	(0.40)	(0.40)
Year Ended 3/31/2023	$7.45	(0.05)	(0.95)	(1.00)	(1.01)	(1.01)
Year Ended 3/31/2022	$11.61	(0.11)	0.17(e)	0.06	(4.22)	(4.22)
Year Ended 3/31/2021	$9.21	(0.10)	6.12	6.02	(3.62)	(3.62)
Year Ended 3/31/2020	$13.83	(0.11)	(0.16)	(0.27)	(4.35)	(4.35)
Year Ended 3/31/2019	$15.87	(0.14)	1.24	1.10	(3.14)	(3.14)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select Large Cap Growth Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 9/30/2023 (Unaudited)	$9.53	5.17%	0.78%	0.65%	(0.26%)	13%	$148,949
Year Ended 3/31/2023	$9.42	(9.59%)	0.77%(c)	0.67%(c)	(0.31%)	26%	$154,171
Year Ended 3/31/2022	$11.81	(3.63%)	0.72%	0.67%	(0.43%)	32%	$342,904
Year Ended 3/31/2021	$16.10	70.96%	0.72%(c)	0.69%(c)	(0.24%)	31%	$573,613
Year Ended 3/31/2020	$11.83	(3.93%)	0.72%(c)	0.71%(c)	(0.30%)	22%	$550,287
Year Ended 3/31/2019	$16.48	9.24%	0.69%(c)	0.68%(c)	(0.27%)	27%	$835,068
Class R
Six Months Ended 9/30/2023 (Unaudited)	$5.32	4.71%	1.44%	1.30%	(0.90%)	13%	$7,961
Year Ended 3/31/2023	$5.44	(10.19%)	1.43%(c)	1.31%(c),(d)	(0.94%)	26%	$7,769
Year Ended 3/31/2022	$7.45	(4.20%)	1.35%	1.31%(d)	(1.06%)	32%	$8,814
Year Ended 3/31/2021	$11.61	69.94%	1.36%(c)	1.32%(c),(d)	(0.88%)	31%	$12,146
Year Ended 3/31/2020	$9.21	(4.59%)	1.38%(c)	1.38%(c),(d)	(0.97%)	22%	$8,892
Year Ended 3/31/2019	$13.83	8.53%	1.33%(c)	1.33%(c),(d)	(0.92%)	27%	$9,830
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2023	17

Notes to Financial Statements
September 30, 2023 (Unaudited)
Note 1. Organization
Columbia Select Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
In September 2023,  the Board of Trustees of the Fund approved a proposal to accelerate the conversion of Class C shares into Class A shares of the Fund. Effective at the start of business on October 25, 2023, Class C shares of the Fund were closed to new and existing investors. Effective at the close of business on November 15, 2023, shares held by Class C shareholders were converted into Class A shares in a tax-free transaction.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the
18	Columbia Select Large Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Select Large Cap Growth Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended September 30, 2023 was 0.74% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
20	Columbia Select Large Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended September 30, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.16
Advisor Class	0.16
Class C	0.16
Institutional Class	0.16
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.16
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2023, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Columbia Select Large Cap Growth Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended September 30, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	52,246
Class C	—	1.00(b)	511

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	August 1, 2023 through July 31, 2024	Prior to August 1, 2023
Class A	1.05%	1.05%
Advisor Class	0.80	0.80
Class C	1.80	1.80
Institutional Class	0.80	0.80
Institutional 2 Class	0.69	0.71
Institutional 3 Class	0.64	0.66
Class R	1.30	1.30
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
643,820,000	451,841,000	(25,907,000)	425,934,000
22	Columbia Select Large Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at March 31, 2023 as arising on April 1, 2023.
Late year ordinary losses ($)	Post-October capital losses ($)
1,140,844	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $141,127,145 and $264,366,384, respectively, for the six months ended September 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended September 30, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each
Columbia Select Large Cap Growth Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended September 30, 2023.
Note 9. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
24	Columbia Select Large Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Shareholder concentration risk
At September 30, 2023, affiliated shareholders of record owned 31.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Select Large Cap Growth Fund | Semiannual Report 2023	25

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Large Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
26	Columbia Select Large Cap Growth Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the
Columbia Select Large Cap Growth Fund | Semiannual Report 2023	27

Approval of Management Agreement  (continued)
(Unaudited)
Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including vehicles subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
28	Columbia Select Large Cap Growth Fund | Semiannual Report 2023

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Columbia Select Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR215_03_N01_(11/23)

Semiannual Report
September 30, 2023 (Unaudited)
Multi-Manager Growth Strategies Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Multi-Manager Growth Strategies Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Multi-Manager Growth Strategies Fund  |    Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Loomis, Sayles & Company, L.P.
Aziz Hamzaogullari, CFA
Los Angeles Capital Management LLC
Thomas Stevens, CFA
Hal Reynolds, CFA
Daniel Allen, CFA
Daniel Arche, CFA
J.P. Morgan Investment Management Inc.
Giri Devulapally, CFA
Holly Fleiss
Larry Lee
Robert Maloney, CFA
Joseph Wilson
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2023 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended September 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Institutional Class*	01/03/17	9.11	30.10	10.44	11.90
Institutional 3 Class*	12/18/19	9.13	30.13	10.51	11.93
Russell 1000 Growth Index		9.28	27.72	12.42	14.48
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Returns shown for periods prior to the inception date of each class include the returns of the Fund’s Class A shares through January 2, 2017, and for Institutional 3 Class shares, include the returns of the Fund’s Institutional Class shares for the period from January 3, 2017 through the inception date of the class. Class A shares were offered prior to the Fund’s Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Multi-Manager Growth Strategies Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at September 30, 2023)
Common Stocks	97.9
Money Market Funds	2.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at September 30, 2023)
Communication Services	15.1
Consumer Discretionary	16.2
Consumer Staples	2.7
Energy	0.7
Financials	8.0
Health Care	12.3
Industrials	6.7
Information Technology	38.0
Materials	0.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Multi-Manager Growth Strategies Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2023 — September 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Institutional Class	1,000.00	1,000.00	1,091.10	1,021.18	3.85	3.72	0.74
Institutional 3 Class	1,000.00	1,000.00	1,091.30	1,021.58	3.43	3.32	0.66
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
Multi-Manager Growth Strategies Fund | Semiannual Report 2023	5

Portfolio of Investments
September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 14.8%
Entertainment 3.6%
Live Nation Entertainment, Inc.(a)	99,676	8,277,095
Netflix, Inc.(a)	227,406	85,868,506
Playtika Holding Corp.(a)	53,555	515,735
Roku, Inc.(a)	15,739	1,111,016
Spotify Technology SA(a)	23,658	3,658,473
Walt Disney Co. (The)(a)	472,628	38,306,499
Total		137,737,324
Interactive Media & Services 11.0%
Alphabet, Inc., Class A(a)	876,343	114,678,245
Alphabet, Inc., Class C(a)	752,083	99,162,143
Meta Platforms, Inc., Class A(a)	678,918	203,817,973
Total		417,658,361
Media 0.2%
Trade Desk, Inc. (The), Class A(a)	117,952	9,217,949
Total Communication Services		564,613,634
Consumer Discretionary 15.9%
Automobiles 4.1%
Tesla, Inc.(a)	625,883	156,608,444
Broadline Retail 6.0%
Alibaba Group Holding Ltd., ADR(a)	162,481	14,093,602
Amazon.com, Inc.(a)	1,549,657	196,992,398
Coupang, Inc.(a)	128,056	2,176,952
MercadoLibre, Inc.(a)	13,463	17,069,468
Total		230,332,420
Diversified Consumer Services 0.0%
Grand Canyon Education, Inc.(a)	9,957	1,163,774
Hotels, Restaurants & Leisure 3.4%
Airbnb, Inc., Class A(a)	35,825	4,915,548
Booking Holdings, Inc.(a)	5,624	17,344,135
Chipotle Mexican Grill, Inc.(a)	5,726	10,489,059
Domino’s Pizza, Inc.	6,895	2,611,757
Hilton Worldwide Holdings, Inc.	5,121	769,072
Marriott International, Inc., Class A	79,536	15,633,596
McDonald’s Corp.	41,346	10,892,190
Common Stocks (continued)
Issuer	Shares	Value ($)
Royal Caribbean Cruises Ltd.(a)	21,692	1,998,701
Starbucks Corp.	420,903	38,415,817
Yum China Holdings, Inc.	158,854	8,851,345
Yum! Brands, Inc.	135,762	16,962,104
Total		128,883,324
Household Durables 0.7%
NVR, Inc.(a)	647	3,858,255
PulteGroup, Inc.	40,592	3,005,838
Toll Brothers, Inc.	212,489	15,715,686
TopBuild Corp.(a)	17,345	4,364,002
Total		26,943,781
Specialty Retail 1.5%
AutoZone, Inc.(a)	5,085	12,915,849
CarMax, Inc.(a)	89,843	6,354,595
Home Depot, Inc. (The)	20,278	6,127,201
Lowe’s Companies, Inc.	88,898	18,476,560
O’Reilly Automotive, Inc.(a)	7,405	6,730,108
Ross Stores, Inc.	4,850	547,808
TJX Companies, Inc. (The)	58,553	5,204,191
Total		56,356,312
Textiles, Apparel & Luxury Goods 0.2%
lululemon athletica, Inc.(a)	17,789	6,859,617
Total Consumer Discretionary		607,147,672
Consumer Staples 2.6%
Beverages 2.0%
Boston Beer Co., Inc. (The), Class A(a)	5,119	1,994,004
Celsius Holdings, Inc.(a)	24,253	4,161,815
Coca-Cola Co. (The)	7,840	438,883
Monster Beverage Corp.(a)	1,194,058	63,225,371
PepsiCo, Inc.	47,431	8,036,709
Total		77,856,782
Consumer Staples Distribution & Retail 0.5%
Costco Wholesale Corp.	34,449	19,462,307
Personal Care Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	13,360	1,931,188
Total Consumer Staples		99,250,277
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multi-Manager Growth Strategies Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.7%
Oil, Gas & Consumable Fuels 0.7%
Antero Midstream Corp.	142,972	1,712,805
APA Corp.	54,329	2,232,922
Cheniere Energy, Inc.	90,370	14,997,805
ConocoPhillips Co.	66,496	7,966,221
Texas Pacific Land Corp.	383	698,423
Total		27,608,176
Total Energy		27,608,176
Financials 7.9%
Capital Markets 2.1%
Blackstone, Inc.	81,617	8,744,445
Charles Schwab Corp. (The)	28,675	1,574,258
FactSet Research Systems, Inc.	51,685	22,599,783
Moody’s Corp.	9,939	3,142,414
Morgan Stanley	81,164	6,628,664
MSCI, Inc.	29,309	15,037,862
SEI Investments Co.	294,440	17,734,121
Tradeweb Markets, Inc., Class A	77,392	6,206,838
Total		81,668,385
Financial Services 5.4%
Block, Inc., Class A(a)	257,790	11,409,785
Fiserv, Inc.(a)	15,250	1,722,640
MasterCard, Inc., Class A	158,172	62,621,877
PayPal Holdings, Inc.(a)	284,953	16,658,352
Visa, Inc., Class A	468,485	107,756,235
Western Union Co. (The)	287,829	3,793,586
Total		203,962,475
Insurance 0.4%
Kinsale Capital Group, Inc.	9,355	3,874,186
Marsh & McLennan Companies, Inc.	3,750	713,625
Primerica, Inc.	8,571	1,662,860
Progressive Corp. (The)	48,101	6,700,469
RLI Corp.	15,200	2,065,528
Total		15,016,668
Total Financials		300,647,528
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 12.1%
Biotechnology 3.7%
AbbVie, Inc.	53,969	8,044,619
Alnylam Pharmaceuticals, Inc.(a)	13,581	2,405,195
Amgen, Inc.	19,732	5,303,172
Exact Sciences Corp.(a)	154,292	10,525,800
Incyte Corp.(a)	139,370	8,051,405
Moderna, Inc.(a)	16,758	1,730,934
Regeneron Pharmaceuticals, Inc.(a)	68,809	56,627,055
Sarepta Therapeutics, Inc.(a)	27,300	3,309,306
Seagen, Inc.(a)	12,685	2,691,123
Vertex Pharmaceuticals, Inc.(a)	121,186	42,141,220
Total		140,829,829
Health Care Equipment & Supplies 1.5%
Align Technology, Inc.(a)	61,111	18,658,410
Edwards Lifesciences Corp.(a)	14,033	972,206
Inspire Medical Systems, Inc.(a)	13,936	2,765,460
Intuitive Surgical, Inc.(a)	102,989	30,102,655
Stryker Corp.	13,602	3,717,019
Total		56,215,750
Health Care Providers & Services 1.6%
HCA Healthcare, Inc.	44,916	11,048,438
Humana, Inc.	2,328	1,132,619
McKesson Corp.	36,333	15,799,405
Molina Healthcare, Inc.(a)	17,234	5,650,856
UnitedHealth Group, Inc.	54,937	27,698,686
Total		61,330,004
Health Care Technology 0.4%
Veeva Systems Inc., Class A(a)	77,745	15,817,220
Life Sciences Tools & Services 1.2%
ICON PLC(a)	9,061	2,231,271
Illumina, Inc.(a)	129,554	17,785,173
Medpace Holdings, Inc.(a)	32,258	7,810,630
Thermo Fisher Scientific, Inc.	38,437	19,455,656
Total		47,282,730

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.7%
Eli Lilly & Co.	129,169	69,380,545
Novartis AG, ADR	196,186	19,983,506
Novo Nordisk A/S, ADR	294,884	26,816,751
Roche Holding AG, ADR	446,285	15,158,070
Zoetis, Inc.	46,534	8,095,985
Total		139,434,857
Total Health Care		460,910,390
Industrials 6.5%
Aerospace & Defense 2.2%
Boeing Co. (The)(a)	376,391	72,146,627
TransDigm Group, Inc.(a)	12,146	10,240,657
Total		82,387,284
Air Freight & Logistics 0.6%
Expeditors International of Washington, Inc.	196,172	22,487,196
Building Products 0.3%
Trane Technologies PLC	64,156	13,017,894
Commercial Services & Supplies 0.4%
Cintas Corp.	16,393	7,885,197
Copart, Inc.(a)	78,900	3,399,801
Tetra Tech, Inc.	2,772	421,427
Waste Management, Inc.	15,482	2,360,076
Total		14,066,501
Construction & Engineering 0.3%
EMCOR Group, Inc.	51,685	10,874,007
Electrical Equipment 0.5%
Eaton Corp. PLC	62,071	13,238,503
Rockwell Automation, Inc.	20,795	5,944,667
Total		19,183,170
Ground Transportation 0.7%
Uber Technologies, Inc.(a)	586,060	26,952,899
Machinery 1.1%
Allison Transmission Holdings, Inc.	5,573	329,141
Caterpillar, Inc.	72,707	19,849,011
Deere & Co.	44,324	16,726,991
Common Stocks (continued)
Issuer	Shares	Value ($)
Otis Worldwide Corp.	15,418	1,238,220
Xylem, Inc.	66,634	6,065,693
Total		44,209,056
Professional Services 0.1%
Automatic Data Processing, Inc.	1,469	353,412
Verisk Analytics, Inc.	14,974	3,537,458
Total		3,890,870
Trading Companies & Distributors 0.3%
Core & Main, Inc., Class A(a)	160,002	4,616,058
W.W. Grainger, Inc.	11,264	7,792,886
Total		12,408,944
Total Industrials		249,477,821
Information Technology 37.2%
Communications Equipment 0.1%
Arista Networks, Inc.(a)	25,357	4,663,913
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	119,110	10,004,049
Jabil, Inc.	28,334	3,595,301
Total		13,599,350
IT Services 1.3%
Cognizant Technology Solutions Corp., Class A	81,594	5,527,178
MongoDB, Inc.(a)	16,349	5,654,465
Okta, Inc.(a)	6,895	562,011
Shopify, Inc., Class A(a)	650,043	35,472,847
VeriSign, Inc.(a)	10,108	2,047,173
Total		49,263,674
Semiconductors & Semiconductor Equipment 9.7%
Advanced Micro Devices, Inc.(a)	99,711	10,252,285
Applied Materials, Inc.	62,844	8,700,752
ASML Holding NV	11,993	7,059,799
Broadcom, Inc.	52,937	43,968,413
First Solar, Inc.(a)	75,295	12,166,919
KLA Corp.	29,946	13,735,032
Lam Research Corp.	31,679	19,855,447
NVIDIA Corp.	535,717	233,031,538
QUALCOMM, Inc.	189,895	21,089,739
Total		369,859,924

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager Growth Strategies Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 20.1%
Adobe, Inc.(a)	101,190	51,596,781
AppLovin Corp.(a)	87,983	3,515,801
Atlassian Corp., Class A(a)	20,373	4,105,363
Autodesk, Inc.(a)	245,074	50,708,261
Cadence Design Systems, Inc.(a)	41,394	9,698,614
DocuSign, Inc.(a)	30,518	1,281,756
HubSpot, Inc.(a)	14,891	7,333,818
Intuit, Inc.	28,572	14,598,578
Manhattan Associates, Inc.(a)	46,293	9,150,274
Microsoft Corp.	1,100,477	347,475,613
New Relic, Inc.(a)	72,007	6,165,239
Nutanix, Inc., Class A(a)	136,075	4,746,296
Oracle Corp.	780,514	82,672,043
Palo Alto Networks, Inc.(a)	68,559	16,072,972
Pegasystems, Inc.	86,242	3,743,765
Salesforce, Inc.(a)	394,481	79,992,857
ServiceNow, Inc.(a)	22,954	12,830,368
Splunk, Inc.(a)	50,979	7,455,679
Synopsys, Inc.(a)	50,790	23,311,086
Workday, Inc., Class A(a)	139,052	29,875,322
Total		766,330,486
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.	1,253,379	214,591,019
Pure Storage, Inc., Class A(a)	26,316	937,376
Total		215,528,395
Total Information Technology		1,419,245,742
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.3%
Chemicals 0.1%
Sherwin-Williams Co. (The)	14,435	3,681,647
Construction Materials 0.1%
Eagle Materials, Inc.	19,655	3,272,950
Metals & Mining 0.1%
Freeport-McMoRan, Inc.	104,804	3,908,141
Total Materials		10,862,738
Total Common Stocks (Cost $3,019,123,641)		3,739,763,978

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(b),(c)	81,956,736	81,932,149
Total Money Market Funds (Cost $81,925,667)		81,932,149
Total Investments in Securities (Cost: $3,101,049,308)		3,821,696,127
Other Assets & Liabilities, Net		(6,104,719)
Net Assets		3,815,591,408

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	44,927,624	346,929,420	(309,927,147)	2,252	81,932,149	3,376	1,903,468	81,956,736
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	564,613,634	—	—	564,613,634
Consumer Discretionary	607,147,672	—	—	607,147,672
Consumer Staples	99,250,277	—	—	99,250,277
Energy	27,608,176	—	—	27,608,176
Financials	300,647,528	—	—	300,647,528
Health Care	445,752,320	15,158,070	—	460,910,390
Industrials	249,477,821	—	—	249,477,821
Information Technology	1,419,245,742	—	—	1,419,245,742
Materials	10,862,738	—	—	10,862,738
Total Common Stocks	3,724,605,908	15,158,070	—	3,739,763,978
Money Market Funds	81,932,149	—	—	81,932,149
Total Investments in Securities	3,806,538,057	15,158,070	—	3,821,696,127
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager Growth Strategies Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2023	11

Statement of Assets and Liabilities
September 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,019,123,641)	$3,739,763,978
Affiliated issuers (cost $81,925,667)	81,932,149
Receivable for:
Investments sold	2,035,374
Capital shares sold	6,044,539
Dividends	655,962
Foreign tax reclaims	15,558
Trustees’ fees	186,233
Expense reimbursement due from Investment Manager	2,447
Prepaid expenses	33,901
Total assets	3,830,670,141
Liabilities
Payable for:
Investments purchased	9,617,715
Capital shares redeemed	4,744,334
Management services fees	68,477
Transfer agent fees	276,864
Trustees’ fees	253,082
Compensation of chief compliance officer	377
Other expenses	117,884
Total liabilities	15,078,733
Net assets applicable to outstanding capital stock	$3,815,591,408
Represented by
Paid in capital	3,001,855,279
Total distributable earnings (loss)	813,736,129
Total - representing net assets applicable to outstanding capital stock	$3,815,591,408
Institutional Class
Net assets	$3,815,588,801
Shares outstanding	244,701,937
Net asset value per share	$15.59
Institutional 3 Class
Net assets	$2,607
Shares outstanding	167
Net asset value per share(a)	$15.58

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager Growth Strategies Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended September 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$10,973,604
Dividends — affiliated issuers	1,903,468
Foreign taxes withheld	(325,831)
Total income	12,551,241
Expenses:
Management services fees	13,006,431
Transfer agent fees
Institutional Class	1,831,808
Trustees’ fees	41,462
Custodian fees	21,919
Printing and postage fees	133,910
Registration fees	42,963
Accounting services fees	27,839
Legal fees	28,804
Compensation of chief compliance officer	377
Other	40,009
Total expenses	15,175,522
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(466,009)
Total net expenses	14,709,513
Net investment loss	(2,158,272)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	138,401,368
Investments — affiliated issuers	3,376
Net realized gain	138,404,744
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	209,881,643
Investments — affiliated issuers	2,252
Net change in unrealized appreciation (depreciation)	209,883,895
Net realized and unrealized gain	348,288,639
Net increase in net assets resulting from operations	$346,130,367
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2023	13

Statement of Changes in Net Assets
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Operations
Net investment income (loss)	$(2,158,272)	$5,892,011
Net realized gain	138,404,744	86,817,424
Net change in unrealized appreciation (depreciation)	209,883,895	(424,938,668)
Net increase (decrease) in net assets resulting from operations	346,130,367	(332,229,233)
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(60,908,351)	(355,197,806)
Institutional 3 Class	(40)	(222)
Total distributions to shareholders	(60,908,391)	(355,198,028)
Increase (decrease) in net assets from capital stock activity	(273,366,039)	431,364,681
Total increase (decrease) in net assets	11,855,937	(256,062,580)
Net assets at beginning of period	3,803,735,471	4,059,798,051
Net assets at end of period	$3,815,591,408	$3,803,735,471

	Six Months Ended		Year Ended
	September 30, 2023 (Unaudited)		March 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	20,703,764	323,744,411	92,317,235	1,302,089,222
Distributions reinvested	3,780,779	60,908,350	28,368,497	355,197,806
Shares redeemed	(42,137,948)	(658,018,800)	(86,223,408)	(1,225,922,347)
Net increase (decrease)	(17,653,405)	(273,366,039)	34,462,324	431,364,681
Total net increase (decrease)	(17,653,405)	(273,366,039)	34,462,324	431,364,681
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager Growth Strategies Fund | Semiannual Report 2023

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Multi-Manager Growth Strategies Fund | Semiannual Report 2023	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional Class
Six Months Ended 9/30/2023 (Unaudited)	$14.50	(0.01)	1.34	1.33	(0.01)	(0.23)	(0.24)
Year Ended 3/31/2023	$17.81	0.02	(2.01)	(1.99)	(0.02)	(1.30)	(1.32)
Year Ended 3/31/2022	$19.34	(0.04)	1.52	1.48	—	(3.01)	(3.01)
Year Ended 3/31/2021	$13.05	(0.00)(d)	7.78	7.78	(0.00)(d)	(1.49)	(1.49)
Year Ended 3/31/2020	$14.09	0.03	(0.23)	(0.20)	(0.02)	(0.82)	(0.84)
Year Ended 3/31/2019	$14.86	0.00(d)	1.50	1.50	—	(2.27)	(2.27)
Institutional 3 Class
Six Months Ended 9/30/2023 (Unaudited)	$14.49	(0.00)(d)	1.33	1.33	(0.01)	(0.23)	(0.24)
Year Ended 3/31/2023	$17.79	0.03	(2.00)	(1.97)	(0.03)	(1.30)	(1.33)
Year Ended 3/31/2022	$19.32	(0.02)	1.54	1.52	—	(3.05)	(3.05)
Year Ended 3/31/2021	$13.03	0.01	7.77	7.78	(0.00)(d)	(1.49)	(1.49)
Year Ended 3/31/2020(e)	$14.94	0.02	(1.92)	(1.90)	(0.01)	—	(0.01)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Rounds to zero.
(e)	Institutional 3 Class shares commenced operations on December 18, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager Growth Strategies Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional Class
Six Months Ended 9/30/2023 (Unaudited)	$15.59	9.11%	0.76%	0.74%	(0.11%)	26%	$3,815,589
Year Ended 3/31/2023	$14.50	(9.89%)	0.78%	0.74%	0.16%	83%	$3,803,733
Year Ended 3/31/2022	$17.81	6.57%	0.75%(c)	0.74%(c)	(0.19%)	53%	$4,059,795
Year Ended 3/31/2021	$19.34	61.13%	0.78%	0.69%	(0.02%)	45%	$3,864,347
Year Ended 3/31/2020	$13.05	(1.88%)	0.86%(c)	0.76%(c)	0.19%	42%	$2,164,853
Year Ended 3/31/2019	$14.09	11.09%	0.88%(c)	0.88%(c)	0.02%	41%	$1,957,462
Institutional 3 Class
Six Months Ended 9/30/2023 (Unaudited)	$15.58	9.13%	0.68%	0.66%	(0.03%)	26%	$3
Year Ended 3/31/2023	$14.49	(9.78%)	0.67%	0.66%	0.23%	83%	$2
Year Ended 3/31/2022	$17.79	6.76%	0.66%(c)	0.63%(c)	(0.09%)	53%	$3
Year Ended 3/31/2021	$19.32	61.23%	0.69%	0.60%	0.07%	45%	$3
Year Ended 3/31/2020(e)	$13.03	(12.69%)	0.74%(c)	0.60%(c)	0.44%	42%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2023	17

Notes to Financial Statements
September 30, 2023 (Unaudited)
Note 1. Organization
Multi-Manager Growth Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes listed in the Statement of Assets and Liabilities which are not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
18	Multi-Manager Growth Strategies Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Multi-Manager Growth Strategies Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended September 30, 2023 was 0.65% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with J.P. Morgan Investment Management Inc., Loomis, Sayles & Company, L.P. and Los Angeles Capital Management LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and
20	Multi-Manager Growth Strategies Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended September 30, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Institutional Class	0.09
Institutional 3 Class	0.02
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through July 31, 2024
Institutional Class	0.74%
Institutional 3 Class	0.66
Multi-Manager Growth Strategies Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,101,049,000	821,595,000	(100,948,000)	720,647,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,015,958,914 and $1,385,043,303, respectively, for the six months ended September 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $199 for the six months ended September 30, 2023.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.
22	Multi-Manager Growth Strategies Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended September 30, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended September 30, 2023.
Note 9. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced
Multi-Manager Growth Strategies Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At September 30, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
24	Multi-Manager Growth Strategies Fund | Semiannual Report 2023

 Approval of Management and SubadvisoryAgreements
(Unaudited)
APPROVAL OF SUBADVISORY AGREEMENT
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multi-Manager Growth Strategies Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Loomis, Sayles & Company, L.P., Los Angeles Capital Management LLC (LA Capital), and J.P. Morgan Investment Management Inc.(collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
At its meeting on September 21, 2023 (the September Meeting), the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), unanimously approved a new Subadvisory Agreement between the Investment Manager and LA Capital to take effect upon the closing of an upcoming employee share offering of LA Capital that would result in an assignment of the existing subadvisory agreement and would therefore result in the existing agreement’s termination.
The Independent Trustees considered that no material portfolio management team, investment strategy/process or compliance-related changes were expected to occur as a result of the transaction.  The Independent Trustees considered that LA Capital had confirmed that there would not be any change to the nature or quality of the services provided as a result of the transaction.  The Independent Trustees noted that the proposed Subadvisory Agreement was substantially identical to the current subadvisory agreement and that no changes to subadvisory fees were proposed.  The Independent Trustees considered the Fund’s performance, specifically noting Columbia Threadneedle’s view that it had met expectations.  The Independent Trustees also considered the fees and expenses of the Fund, the subadvisory fees paid to LA Capital and relevant comparisons thereof to those of peers and other Funds.  The Independent Trustees also took into account Columbia Threadneedle’s view that the transaction would not adversely impact LA Capital’s financial wherewithal so as to impact the level and quality of services provided to the Fund.
The Independent Trustees noted the discussion, which is described below, relating to the renewal and approval of the advisory and subadvisory agreements for the Fund at the Contracts Committee and Board meetings in June 2023 (the June Meeting) and, in that connection, the discussion by independent legal counsel to the Independent Trustees (Independent Legal Counsel) of the Board’s responsibilities pursuant to Sections 15(c) and 36(b) of the Investment Company Act of 1940, as amended (the 1940 Act) and the factors that should be considered in determining whether to approve or renew an investment management agreement and/or subadvisory agreement.
Independent legal counsel further indicated that the Independent Trustees should take into account the variety of written materials and oral presentations they received at the September Meeting as well as all of the information previously considered at the June Meeting regarding the proposed renewal of the Fund’s then-existing advisory and subadvisory agreements.
After considering the factors described above relating to the Subadvisory Agreement between the Investment Manager and LA Capital, and taking into account all of the factors considered, as described below, as part of the approval of the continuance of the current Subadvisory Agreement in June 2023, the Board, including all of the Independent Trustees, approved the proposed Subadvisory Agreement between the Investment Manager and LA Capital.
APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS
On an annual basis, the Board, including the Independent Trustees, considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by Independent Legal Counsel, to assist the Board in making this determination.  In addition, throughout the year, the Board (or
Multi-Manager Growth Strategies Fund | Semiannual Report 2023	25

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 22, 2023 Board meeting, considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
26	Multi-Manager Growth Strategies Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each ofthe Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention ofeach Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminatethe Subadvisers.
The Board also reviewed a description of thethird-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
Multi-Manager Growth Strategies Fund | Semiannual Report 2023	27

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally and the Investment Manager’s evaluation of the contribution ofeach Subadviser to the Fund’s investment mandate.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employingeach Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to eachSubadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment
28	Multi-Manager Growth Strategies Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Multi-Manager Growth Strategies Fund | Semiannual Report 2023	29

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Multi-Manager Growth Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR117_03_N01_(11/23)

Semiannual Report
September 30, 2023 (Unaudited)
Columbia Adaptive Retirement Funds
Columbia Adaptive Retirement 2020 Fund
Columbia Adaptive Retirement 2025 Fund
Columbia Adaptive Retirement 2030 Fund
Columbia Adaptive Retirement 2035 Fund
Columbia Adaptive Retirement 2040 Fund
Columbia Adaptive Retirement 2045 Fund
Columbia Adaptive Retirement 2050 Fund
Columbia Adaptive Retirement 2055 Fund
Columbia Adaptive Retirement 2060 Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Adaptive Retirement Funds  |    Semiannual Report 2023

Fund at a Glance
Columbia Adaptive Retirement 2020 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2020 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2017
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended September 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Advisor Class	10/24/17	-1.73	2.54	2.50	2.58
Institutional 3 Class	10/24/17	-1.57	2.63	2.56	2.63
Dow Jones Target 2020 Index		-1.88	5.97	0.90	1.16
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2020 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at September 30, 2023)
Alternative Strategies Funds	3.9
Exchange-Traded Equity Funds	3.0
Exchange-Traded Fixed Income Funds	9.0
Money Market Funds	4.2
Multi-Asset/Tactical Strategies Funds	79.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	3

Fund at a Glance
Columbia Adaptive Retirement 2025 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2025 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2018
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended September 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Advisor Class	04/04/18	-1.65	2.68	2.99	3.18
Institutional 3 Class	04/04/18	-1.65	2.74	3.03	3.22
Dow Jones Target 2025 Index		-1.89	6.91	1.62	1.73
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2025 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at September 30, 2023)
Alternative Strategies Funds	3.9
Exchange-Traded Equity Funds	3.0
Exchange-Traded Fixed Income Funds	9.0
Money Market Funds	4.2
Multi-Asset/Tactical Strategies Funds	79.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Fund at a Glance
Columbia Adaptive Retirement 2030 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2030 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2017
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended September 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Advisor Class	10/24/17	-1.88	2.69	3.34	3.48
Institutional 3 Class	10/24/17	-1.64	2.87	3.46	3.61
Dow Jones Target 2030 Index		-2.33	7.48	2.28	2.78
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2030 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at September 30, 2023)
Alternative Strategies Funds	3.9
Exchange-Traded Equity Funds	3.0
Exchange-Traded Fixed Income Funds	9.0
Money Market Funds	4.2
Multi-Asset/Tactical Strategies Funds	79.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	5

Fund at a Glance
Columbia Adaptive Retirement 2035 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2035 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2018
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended September 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Advisor Class	04/04/18	-2.01	2.95	4.07	4.33
Institutional 3 Class	04/04/18	-1.79	3.20	4.17	4.43
Dow Jones Target 2035 Index		-1.55	9.51	3.18	3.53
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2035 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at September 30, 2023)
Alternative Strategies Funds	3.9
Exchange-Traded Equity Funds	3.0
Exchange-Traded Fixed Income Funds	9.0
Money Market Funds	4.2
Multi-Asset/Tactical Strategies Funds	79.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
6	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Fund at a Glance
Columbia Adaptive Retirement 2040 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2040 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2017
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended September 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Advisor Class	10/24/17	-1.92	3.30	4.68	4.75
Institutional 3 Class	10/24/17	-1.80	3.52	4.77	4.82
Dow Jones Target 2040 Index		-0.77	11.53	4.02	4.66
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2040 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at September 30, 2023)
Alternative Strategies Funds	3.9
Exchange-Traded Equity Funds	3.0
Exchange-Traded Fixed Income Funds	9.0
Money Market Funds	4.3
Multi-Asset/Tactical Strategies Funds	79.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	7

Fund at a Glance
Columbia Adaptive Retirement 2045 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2045 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2018
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended September 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Advisor Class	04/04/18	-2.11	3.42	5.26	5.57
Institutional 3 Class	04/04/18	-1.99	3.63	5.32	5.62
Dow Jones Target 2045 Index		-0.09	13.47	4.71	5.19
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2045 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at September 30, 2023)
Alternative Strategies Funds	3.9
Exchange-Traded Equity Funds	3.0
Exchange-Traded Fixed Income Funds	9.0
Money Market Funds	4.4
Multi-Asset/Tactical Strategies Funds	79.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
8	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Fund at a Glance
Columbia Adaptive Retirement 2050 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2050 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2017
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended September 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Advisor Class	10/24/17	-2.14	3.63	5.61	5.64
Institutional 3 Class	10/24/17	-2.14	3.69	5.63	5.66
Dow Jones Target 2050 Index		0.42	14.92	5.20	5.86
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2050 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at September 30, 2023)
Alternative Strategies Funds	3.9
Exchange-Traded Equity Funds	3.0
Exchange-Traded Fixed Income Funds	9.0
Money Market Funds	4.5
Multi-Asset/Tactical Strategies Funds	79.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	9

Fund at a Glance
Columbia Adaptive Retirement 2055 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2055 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2018
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended September 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Advisor Class	04/04/18	-2.24	3.67	5.61	5.93
Institutional 3 Class	04/04/18	-2.11	3.77	5.67	5.97
Dow Jones Target 2055 Index		0.81	15.79	5.44	5.93
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2055 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at September 30, 2023)
Alternative Strategies Funds	3.9
Exchange-Traded Equity Funds	3.0
Exchange-Traded Fixed Income Funds	9.0
Money Market Funds	4.5
Multi-Asset/Tactical Strategies Funds	79.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
10	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Fund at a Glance
Columbia Adaptive Retirement 2060 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2060 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2017
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended September 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Advisor Class	10/24/17	-2.39	3.47	5.65	5.66
Institutional 3 Class	10/24/17	-2.27	3.62	5.71	5.71
Dow Jones Target 2060 Index		0.86	15.88	5.45	6.09
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2060 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at September 30, 2023)
Alternative Strategies Funds	3.9
Exchange-Traded Equity Funds	3.0
Exchange-Traded Fixed Income Funds	9.0
Money Market Funds	4.5
Multi-Asset/Tactical Strategies Funds	79.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	11

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective expenses paid during the period” column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2023 — September 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Adaptive Retirement 2020 Fund
Advisor Class	1,000.00	1,000.00	982.70	1,022.48	2.37	2.41	0.48	2.71	2.77	0.55
Institutional 3 Class	1,000.00	1,000.00	984.30	1,023.42	1.43	1.46	0.29	1.78	1.81	0.36
Columbia Adaptive Retirement 2025 Fund
Advisor Class	1,000.00	1,000.00	983.50	1,022.53	2.32	2.36	0.47	2.66	2.72	0.54
Institutional 3 Class	1,000.00	1,000.00	983.50	1,023.37	1.48	1.51	0.30	1.82	1.86	0.37
Columbia Adaptive Retirement 2030 Fund
Advisor Class	1,000.00	1,000.00	981.20	1,022.38	2.46	2.51	0.50	2.81	2.87	0.57
Institutional 3 Class	1,000.00	1,000.00	983.60	1,023.47	1.38	1.41	0.28	1.73	1.76	0.35
Columbia Adaptive Retirement 2035 Fund
Advisor Class	1,000.00	1,000.00	979.90	1,022.43	2.41	2.46	0.49	2.76	2.82	0.56
Institutional 3 Class	1,000.00	1,000.00	982.10	1,023.42	1.43	1.46	0.29	1.77	1.81	0.36
12	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
April 1, 2023 — September 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Adaptive Retirement 2040 Fund
Advisor Class	1,000.00	1,000.00	980.80	1,022.48	2.36	2.41	0.48	2.71	2.77	0.55
Institutional 3 Class	1,000.00	1,000.00	982.00	1,023.42	1.43	1.46	0.29	1.77	1.81	0.36
Columbia Adaptive Retirement 2045 Fund
Advisor Class	1,000.00	1,000.00	978.90	1,022.48	2.36	2.41	0.48	2.71	2.77	0.55
Institutional 3 Class	1,000.00	1,000.00	980.10	1,023.47	1.38	1.41	0.28	1.72	1.76	0.35
Columbia Adaptive Retirement 2050 Fund
Advisor Class	1,000.00	1,000.00	978.60	1,022.58	2.26	2.31	0.46	2.61	2.67	0.53
Institutional 3 Class	1,000.00	1,000.00	978.60	1,023.47	1.38	1.41	0.28	1.72	1.76	0.35
Columbia Adaptive Retirement 2055 Fund
Advisor Class	1,000.00	1,000.00	977.60	1,022.53	2.31	2.36	0.47	2.66	2.72	0.54
Institutional 3 Class	1,000.00	1,000.00	978.90	1,023.47	1.38	1.41	0.28	1.72	1.76	0.35
Columbia Adaptive Retirement 2060 Fund
Advisor Class	1,000.00	1,000.00	976.10	1,022.43	2.41	2.46	0.49	2.75	2.82	0.56
Institutional 3 Class	1,000.00	1,000.00	977.30	1,023.42	1.43	1.46	0.29	1.77	1.81	0.36
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses for each Fund, account value at the end of the period would have been reduced.
Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses until July 31, 2024, unless sooner terminated at the sole discretion of the Board of Columbia Adaptive Retirement 2025 Fund, Columbia Adaptive Retirement 2030 Fund, Columbia Adaptive Retirement 2035 Fund, Columbia Adaptive Retirement 2050 Fund, Columbia Adaptive Retirement 2055 Fund and Columbia Adaptive Retirement 2060 Fund, such that net expenses, subject to applicable exclusions, will not exceed 0.48% for Advisor Class for each Fund. Any amounts waived will not be reimbursed by the Funds. This change was effective June 1, 2023. If this change had been in place for the entire six month period ended September 30, 2023, the actual expenses paid would have been $2.37, $2.36, $2.36, $2.36, $2.36 and $2.36 for Advisor Class, respectively, and the hypothetical expenses paid would have been $2.41 for Advisor Class for each Fund. The effective net expenses, subject to applicable exclusions, will not exceed 0.55% for Advisor Class for each Fund. If this change had been in place for the entire six month period ended September 30, 2023, the actual effective expenses paid would have been $2.71, $2.71, $2.71, $2.71, $2.70 and $2.70 for Advisor Class, respectively, and the hypothetical expenses paid would have been $2.77 for Advisor Class for each Fund.
Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses until July 31, 2024, unless sooner terminated at the sole discretion of the Board of Columbia Adaptive Retirement 2020 Fund, Columbia Adaptive Retirement 2025 Fund, Columbia Adaptive Retirement 2030 Fund, Columbia Adaptive Retirement 2035 Fund, Columbia Adaptive Retirement 2040 Fund, Columbia Adaptive Retirement 2045 Fund, Columbia Adaptive Retirement 2050 Fund, Columbia Adaptive Retirement 2055 Fund and Columbia Adaptive Retirement 2060 Fund, such that net expenses, subject to applicable exclusions, will not exceed 0.23% for Institutional 3 Class for each Fund. Any amounts waived will not be reimbursed by the Funds. This change was effective June 1, 2023. If this change had been in place for the entire six month period ended September 30, 2023, the actual expenses paid would have been $1.13 for Institutional 3 Class for each Fund, and the hypothetical expenses paid would have been $1.16 for Institutional 3 Class for each Fund. The effective net expenses, subject to applicable exclusions, will not exceed 0.30% for Institutional 3 Class for each Fund. If this change had been in place for the entire six month period ended September 30, 2023, the actual effective expenses paid would have been $1.48, $1.48, $1.48, $1.48, $1.48, $1.48, $1.48, $1.48 and $1.47 for Institutional 3 Class, respectively, and the hypothetical expenses paid would have been $1.51 for Institutional 3 Class for each Fund.

Columbia Adaptive Retirement Funds | Semiannual Report 2023	13

Portfolio of Investments
Columbia Adaptive Retirement 2020 Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	4,097	42,320
Total Alternative Strategies Funds (Cost $41,684)		42,320

Exchange-Traded Equity Funds 3.0%

Real Estate 3.0%
iShares U.S. Real Estate ETF	412	32,194
Total Exchange-Traded Equity Funds (Cost $35,920)		32,194

Exchange-Traded Fixed Income Funds 9.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	259	21,373
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	412	42,732
Investment Grade 3.0%
Vanguard Mortgage-Backed Securities ETF	732	32,047
Total Exchange-Traded Fixed Income Funds (Cost $103,304)		96,152

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	9,051	70,145
Columbia Solutions Conservative Portfolio(a)	89,654	787,159
Total Multi-Asset/Tactical Strategies Funds (Cost $946,105)		857,304

Money Market Funds 4.2%

Columbia Short-Term Cash Fund, 5.515%(a),(b)	44,738	44,725
Total Money Market Funds (Cost $44,714)		44,725
Total Investments in Securities (Cost: $1,171,727)		1,072,695
Other Assets & Liabilities, Net		(709)
Net Assets		1,071,986
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	53,468	27,935	(42,285)	3,202	42,320	—	(3,580)	—	4,097
Columbia Short-Term Cash Fund, 5.515%
	72,828	88,292	(116,385)	(10)	44,725	—	4	1,242	44,738
Columbia Solutions Aggressive Portfolio
	88,097	4,754	(24,395)	1,689	70,145	—	(1,590)	—	9,051
Columbia Solutions Conservative Portfolio
	978,938	36,096	(246,153)	18,278	787,159	—	(22,791)	—	89,654
Total	1,193,331			23,159	944,349	—	(27,957)	1,242

(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2020 Fund, September 30, 2023 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	42,320	—	—	—	42,320
Exchange-Traded Equity Funds	32,194	—	—	—	32,194
Exchange-Traded Fixed Income Funds	96,152	—	—	—	96,152
Multi-Asset/Tactical Strategies Funds	—	—	—	857,304	857,304
Money Market Funds	44,725	—	—	—	44,725
Total Investments in Securities	215,391	—	—	857,304	1,072,695
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	15

Portfolio of Investments
Columbia Adaptive Retirement 2025 Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,935	40,652
Total Alternative Strategies Funds (Cost $40,384)		40,652

Exchange-Traded Equity Funds 3.0%

Real Estate 3.0%
iShares U.S. Real Estate ETF	396	30,944
Total Exchange-Traded Equity Funds (Cost $34,893)		30,944

Exchange-Traded Fixed Income Funds 9.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	249	20,547
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	396	41,074
Investment Grade 3.0%
Vanguard Mortgage-Backed Securities ETF	703	30,777
Total Exchange-Traded Fixed Income Funds (Cost $100,350)		92,398

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	18,583	144,015
Columbia Solutions Conservative Portfolio(a)	77,378	679,378
Total Multi-Asset/Tactical Strategies Funds (Cost $925,556)		823,393

Money Market Funds 4.2%

Columbia Short-Term Cash Fund, 5.515%(a),(b)	43,145	43,132
Total Money Market Funds (Cost $43,122)		43,132
Total Investments in Securities (Cost: $1,144,305)		1,030,519
Other Assets & Liabilities, Net		(1,532)
Net Assets		1,028,987
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	40,973	22,837	(25,412)	2,254	40,652	—	(2,566)	—	3,935
Columbia Short-Term Cash Fund, 5.515%
	59,653	62,571	(79,081)	(11)	43,132	—	4	1,024	43,145
Columbia Solutions Aggressive Portfolio
	144,275	14,419	(14,191)	(488)	144,015	—	(2,355)	—	18,583
Columbia Solutions Conservative Portfolio
	673,937	42,245	(31,917)	(4,887)	679,378	—	(3,507)	—	77,378
Total	918,838			(3,132)	907,177	—	(8,424)	1,024

(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2025 Fund, September 30, 2023 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	40,652	—	—	—	40,652
Exchange-Traded Equity Funds	30,944	—	—	—	30,944
Exchange-Traded Fixed Income Funds	92,398	—	—	—	92,398
Multi-Asset/Tactical Strategies Funds	—	—	—	823,393	823,393
Money Market Funds	43,132	—	—	—	43,132
Total Investments in Securities	207,126	—	—	823,393	1,030,519
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	17

Portfolio of Investments
Columbia Adaptive Retirement 2030 Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	5,870	60,634
Total Alternative Strategies Funds (Cost $59,051)		60,634

Exchange-Traded Equity Funds 3.0%

Real Estate 3.0%
iShares U.S. Real Estate ETF	591	46,181
Total Exchange-Traded Equity Funds (Cost $50,808)		46,181

Exchange-Traded Fixed Income Funds 9.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	371	30,615
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	590	61,195
Investment Grade 3.0%
Vanguard Mortgage-Backed Securities ETF	1,049	45,925
Total Exchange-Traded Fixed Income Funds (Cost $148,250)		137,735

Multi-Asset/Tactical Strategies Funds 79.8%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	47,207	365,852
Columbia Solutions Conservative Portfolio(a)	98,160	861,848
Total Multi-Asset/Tactical Strategies Funds (Cost $1,379,534)		1,227,700

Money Market Funds 4.2%

Columbia Short-Term Cash Fund, 5.515%(a),(b)	65,013	64,994
Total Money Market Funds (Cost $64,988)		64,994
Total Investments in Securities (Cost: $1,702,631)		1,537,244
Other Assets & Liabilities, Net		583
Net Assets		1,537,827
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	94,323	49,873	(89,701)	6,139	60,634	—	(7,013)	—	5,870
Columbia Short-Term Cash Fund, 5.515%
	110,080	222,935	(267,992)	(29)	64,994	—	19	1,928	65,013
Columbia Solutions Aggressive Portfolio
	565,727	29,536	(281,873)	52,462	365,852	—	(44,768)	—	47,207
Columbia Solutions Conservative Portfolio
	1,319,645	53,884	(592,149)	80,468	861,848	—	(80,017)	—	98,160
Total	2,089,775			139,040	1,353,328	—	(131,779)	1,928

(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2030 Fund, September 30, 2023 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	60,634	—	—	—	60,634
Exchange-Traded Equity Funds	46,181	—	—	—	46,181
Exchange-Traded Fixed Income Funds	137,735	—	—	—	137,735
Multi-Asset/Tactical Strategies Funds	—	—	—	1,227,700	1,227,700
Money Market Funds	64,994	—	—	—	64,994
Total Investments in Securities	309,544	—	—	1,227,700	1,537,244
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	19

Portfolio of Investments
Columbia Adaptive Retirement 2035 Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,563	36,812
Total Alternative Strategies Funds (Cost $35,807)		36,812

Exchange-Traded Equity Funds 3.0%

Real Estate 3.0%
iShares U.S. Real Estate ETF	359	28,052
Total Exchange-Traded Equity Funds (Cost $30,722)		28,052

Exchange-Traded Fixed Income Funds 9.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	225	18,567
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	358	37,131
Investment Grade 3.0%
Vanguard Mortgage-Backed Securities ETF	637	27,888
Total Exchange-Traded Fixed Income Funds (Cost $86,729)		83,586

Multi-Asset/Tactical Strategies Funds 79.8%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	43,582	337,765
Columbia Solutions Conservative Portfolio(a)	46,401	407,396
Total Multi-Asset/Tactical Strategies Funds (Cost $746,947)		745,161

Money Market Funds 4.2%

Columbia Short-Term Cash Fund, 5.515%(a),(b)	39,568	39,556
Total Money Market Funds (Cost $39,556)		39,556
Total Investments in Securities (Cost: $939,761)		933,167
Other Assets & Liabilities, Net		1,040
Net Assets		934,207
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	80,813	29,996	(78,913)	4,916	36,812	—	(4,955)	—	3,563
Columbia Short-Term Cash Fund, 5.515%
	97,315	262,070	(319,799)	(30)	39,556	—	23	1,284	39,568
Columbia Solutions Aggressive Portfolio
	736,979	23,790	(518,581)	95,577	337,765	—	(95,128)	—	43,582
Columbia Solutions Conservative Portfolio
	880,193	30,202	(569,821)	66,822	407,396	—	(68,738)	—	46,401
Total	1,795,300			167,285	821,529	—	(168,798)	1,284

(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2035 Fund, September 30, 2023 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	36,812	—	—	—	36,812
Exchange-Traded Equity Funds	28,052	—	—	—	28,052
Exchange-Traded Fixed Income Funds	83,586	—	—	—	83,586
Multi-Asset/Tactical Strategies Funds	—	—	—	745,161	745,161
Money Market Funds	39,556	—	—	—	39,556
Total Investments in Securities	188,006	—	—	745,161	933,167
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	21

Portfolio of Investments
Columbia Adaptive Retirement 2040 Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.2%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	4,447	45,938
Total Alternative Strategies Funds (Cost $45,153)		45,938

Exchange-Traded Equity Funds 3.2%

Real Estate 3.2%
iShares U.S. Real Estate ETF	448	35,007
Total Exchange-Traded Equity Funds (Cost $38,942)		35,007

Exchange-Traded Fixed Income Funds 9.6%

Emerging Markets 2.1%
iShares JPMorgan USD Emerging Markets Bond ETF	281	23,188
Inflation Protected Securities 4.3%
iShares TIPS Bond ETF	447	46,363
Investment Grade 3.2%
Vanguard Mortgage-Backed Securities ETF	795	34,805
Total Exchange-Traded Fixed Income Funds (Cost $112,917)		104,356

Multi-Asset/Tactical Strategies Funds 85.4%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	75,180	582,649
Columbia Solutions Conservative Portfolio(a)	39,510	346,900
Total Multi-Asset/Tactical Strategies Funds (Cost $1,070,834)		929,549

Money Market Funds 4.6%

Columbia Short-Term Cash Fund, 5.515%(a),(b)	50,064	50,048
Total Money Market Funds (Cost $50,043)		50,048
Total Investments in Securities (Cost: $1,317,889)		1,164,898
Other Assets & Liabilities, Net		(75,752)
Net Assets		1,089,146
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	60,375	31,832	(49,965)	3,696	45,938	—	(4,076)	—	4,447
Columbia Short-Term Cash Fund, 5.515%
	77,023	224,791	(251,748)	(18)	50,048	—	11	1,378	50,064
Columbia Solutions Aggressive Portfolio
	761,075	45,449	(268,746)	44,871	582,649	—	(44,284)	—	75,180
Columbia Solutions Conservative Portfolio
	448,695	31,566	(152,221)	18,860	346,900	—	(21,062)	—	39,510
Total	1,347,168			67,409	1,025,535	—	(69,411)	1,378

(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2040 Fund, September 30, 2023 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	45,938	—	—	—	45,938
Exchange-Traded Equity Funds	35,007	—	—	—	35,007
Exchange-Traded Fixed Income Funds	104,356	—	—	—	104,356
Multi-Asset/Tactical Strategies Funds	—	—	—	929,549	929,549
Money Market Funds	50,048	—	—	—	50,048
Total Investments in Securities	235,349	—	—	929,549	1,164,898
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	23

Portfolio of Investments
Columbia Adaptive Retirement 2045 Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	5,114	52,831
Total Alternative Strategies Funds (Cost $52,261)		52,831

Exchange-Traded Equity Funds 3.0%

Real Estate 3.0%
iShares U.S. Real Estate ETF	515	40,242
Total Exchange-Traded Equity Funds (Cost $45,126)		40,242

Exchange-Traded Fixed Income Funds 8.9%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	324	26,736
Inflation Protected Securities 3.9%
iShares TIPS Bond ETF	514	53,312
Investment Grade 3.0%
Vanguard Mortgage-Backed Securities ETF	914	40,015
Total Exchange-Traded Fixed Income Funds (Cost $130,404)		120,063

Multi-Asset/Tactical Strategies Funds 79.7%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	109,978	852,326
Columbia Solutions Conservative Portfolio(a)	24,633	216,279
Total Multi-Asset/Tactical Strategies Funds (Cost $1,258,051)		1,068,605

Money Market Funds 4.4%

Columbia Short-Term Cash Fund, 5.515%(a),(b)	58,848	58,830
Total Money Market Funds (Cost $58,820)		58,830
Total Investments in Securities (Cost: $1,544,662)		1,340,571
Other Assets & Liabilities, Net		1,063
Net Assets		1,341,634
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	53,467	32,206	(35,972)	3,130	52,831	—	(3,423)	—	5,114
Columbia Short-Term Cash Fund, 5.515%
	70,723	217,587	(229,467)	(13)	58,830	—	12	1,417	58,848
Columbia Solutions Aggressive Portfolio
	857,323	94,462	(102,513)	3,054	852,326	—	(18,266)	—	109,978
Columbia Solutions Conservative Portfolio
	215,417	28,843	(30,318)	2,337	216,279	—	(4,897)	—	24,633
Total	1,196,930			8,508	1,180,266	—	(26,574)	1,417

(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2045 Fund, September 30, 2023 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	52,831	—	—	—	52,831
Exchange-Traded Equity Funds	40,242	—	—	—	40,242
Exchange-Traded Fixed Income Funds	120,063	—	—	—	120,063
Multi-Asset/Tactical Strategies Funds	—	—	—	1,068,605	1,068,605
Money Market Funds	58,830	—	—	—	58,830
Total Investments in Securities	271,966	—	—	1,068,605	1,340,571
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	25

Portfolio of Investments
Columbia Adaptive Retirement 2050 Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	5,433	56,119
Total Alternative Strategies Funds (Cost $55,056)		56,119

Exchange-Traded Equity Funds 3.0%

Real Estate 3.0%
iShares U.S. Real Estate ETF	547	42,743
Total Exchange-Traded Equity Funds (Cost $47,482)		42,743

Exchange-Traded Fixed Income Funds 9.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	344	28,387
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	547	56,735
Investment Grade 3.0%
Vanguard Mortgage-Backed Securities ETF	971	42,510
Total Exchange-Traded Fixed Income Funds (Cost $138,737)		127,632

Multi-Asset/Tactical Strategies Funds 79.6%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	137,125	1,062,724
Columbia Solutions Conservative Portfolio(a)	8,210	72,083
Total Multi-Asset/Tactical Strategies Funds (Cost $1,331,785)		1,134,807

Money Market Funds 4.5%

Columbia Short-Term Cash Fund, 5.515%(a),(b)	64,532	64,512
Total Money Market Funds (Cost $64,501)		64,512
Total Investments in Securities (Cost: $1,637,561)		1,425,813
Other Assets & Liabilities, Net		178
Net Assets		1,425,991
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	62,356	39,311	(49,608)	4,060	56,119	—	(4,656)	—	5,433
Columbia Short-Term Cash Fund, 5.515%
	78,645	312,816	(326,932)	(17)	64,512	—	7	1,582	64,532
Columbia Solutions Aggressive Portfolio
	1,173,502	154,531	(310,325)	45,016	1,062,724	—	(56,536)	—	137,125
Columbia Solutions Conservative Portfolio
	78,601	8,697	(17,373)	2,158	72,083	—	(2,859)	—	8,210
Total	1,393,104			51,217	1,255,438	—	(64,044)	1,582

(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2050 Fund, September 30, 2023 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	56,119	—	—	—	56,119
Exchange-Traded Equity Funds	42,743	—	—	—	42,743
Exchange-Traded Fixed Income Funds	127,632	—	—	—	127,632
Multi-Asset/Tactical Strategies Funds	—	—	—	1,134,807	1,134,807
Money Market Funds	64,512	—	—	—	64,512
Total Investments in Securities	291,006	—	—	1,134,807	1,425,813
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	27

Portfolio of Investments
Columbia Adaptive Retirement 2055 Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	5,456	56,356
Total Alternative Strategies Funds (Cost $55,578)		56,356

Exchange-Traded Equity Funds 3.0%

Real Estate 3.0%
iShares U.S. Real Estate ETF	549	42,899
Total Exchange-Traded Equity Funds (Cost $48,094)		42,899

Exchange-Traded Fixed Income Funds 9.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	345	28,469
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	549	56,942
Investment Grade 3.0%
Vanguard Mortgage-Backed Securities ETF	975	42,686
Total Exchange-Traded Fixed Income Funds (Cost $139,957)		128,097

Multi-Asset/Tactical Strategies Funds 79.6%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	147,016	1,139,374
Total Multi-Asset/Tactical Strategies Funds (Cost $1,383,009)		1,139,374

Money Market Funds 4.5%

Columbia Short-Term Cash Fund, 5.515%(a),(b)	64,630	64,611
Total Money Market Funds (Cost $64,599)		64,611
Total Investments in Securities (Cost: $1,691,237)		1,431,337
Other Assets & Liabilities, Net		(395)
Net Assets		1,430,942
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	62,156	35,864	(45,447)	3,783	56,356	—	(4,194)	—	5,456
Columbia Short-Term Cash Fund, 5.515%
	77,679	173,116	(186,171)	(13)	64,611	—	7	1,530	64,630
Columbia Solutions Aggressive Portfolio
	1,248,855	81,244	(214,616)	23,891	1,139,374	—	(37,478)	—	147,016
Total	1,388,690			27,661	1,260,341	—	(41,665)	1,530

(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2055 Fund, September 30, 2023 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	56,356	—	—	—	56,356
Exchange-Traded Equity Funds	42,899	—	—	—	42,899
Exchange-Traded Fixed Income Funds	128,097	—	—	—	128,097
Multi-Asset/Tactical Strategies Funds	—	—	—	1,139,374	1,139,374
Money Market Funds	64,611	—	—	—	64,611
Total Investments in Securities	291,963	—	—	1,139,374	1,431,337
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	29

Portfolio of Investments
Columbia Adaptive Retirement 2060 Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	5,606	57,909
Total Alternative Strategies Funds (Cost $56,363)		57,909

Exchange-Traded Equity Funds 3.0%

Real Estate 3.0%
iShares U.S. Real Estate ETF	564	44,071
Total Exchange-Traded Equity Funds (Cost $48,601)		44,071

Exchange-Traded Fixed Income Funds 8.9%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	355	29,295
Inflation Protected Securities 3.9%
iShares TIPS Bond ETF	564	58,498
Investment Grade 3.0%
Vanguard Mortgage-Backed Securities ETF	1,002	43,867
Total Exchange-Traded Fixed Income Funds (Cost $141,164)		131,660

Multi-Asset/Tactical Strategies Funds 79.5%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	151,060	1,170,720
Total Multi-Asset/Tactical Strategies Funds (Cost $1,369,005)		1,170,720

Money Market Funds 4.5%

Columbia Short-Term Cash Fund, 5.515%(a),(b)	65,803	65,783
Total Money Market Funds (Cost $65,777)		65,783
Total Investments in Securities (Cost: $1,680,910)		1,470,143
Other Assets & Liabilities, Net		2,908
Net Assets		1,473,051
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	78,500	46,656	(72,546)	5,299	57,909	—	(5,892)	—	5,606
Columbia Short-Term Cash Fund, 5.515%
	96,757	337,384	(368,332)	(26)	65,783	—	25	1,799	65,803
Columbia Solutions Aggressive Portfolio
	1,577,433	115,507	(637,068)	114,848	1,170,720	—	(114,117)	—	151,060
Total	1,752,690			120,121	1,294,412	—	(119,984)	1,799

(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2060 Fund, September 30, 2023 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	57,909	—	—	—	57,909
Exchange-Traded Equity Funds	44,071	—	—	—	44,071
Exchange-Traded Fixed Income Funds	131,660	—	—	—	131,660
Multi-Asset/Tactical Strategies Funds	—	—	—	1,170,720	1,170,720
Money Market Funds	65,783	—	—	—	65,783
Total Investments in Securities	299,423	—	—	1,170,720	1,470,143
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	31

Statement of Assets and Liabilities
September 30, 2023 (Unaudited)
	Columbia Adaptive Retirement 2020 Fund	Columbia Adaptive Retirement 2025 Fund	Columbia Adaptive Retirement 2030 Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $139,224, $135,243, $199,058, respectively)	$128,346	$123,342	$183,916
Affiliated issuers (cost $1,032,503, $1,009,062, $1,503,573, respectively)	944,349	907,177	1,353,328
Cash	1	1	—
Receivable for:
Investments sold	5,828	7,564	14,633
Capital shares sold	1,112	433	4,133
Dividends	601	578	868
Expense reimbursement due from Investment Manager	2	2	3
Total assets	1,080,239	1,039,097	1,556,881
Liabilities
Due to custodian	—	—	25
Payable for:
Investments purchased	8,242	10,096	19,011
Management services fees	11	14	18
Total liabilities	8,253	10,110	19,054
Net assets applicable to outstanding capital stock	$1,071,986	$1,028,987	$1,537,827
Represented by
Paid in capital	1,242,332	1,169,519	1,909,229
Total distributable earnings (loss)	(170,346)	(140,532)	(371,402)
Total - representing net assets applicable to outstanding capital stock	$1,071,986	$1,028,987	$1,537,827
Advisor Class
Net assets	$267,530	$833,487	$707,288
Shares outstanding	42,877	116,793	84,565
Net asset value per share	$6.24	$7.14	$8.36
Institutional 3 Class
Net assets	$804,456	$195,500	$830,539
Shares outstanding	128,752	27,352	99,011
Net asset value per share	$6.25	$7.15	$8.39
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Statement of Assets and Liabilities  (continued)
September 30, 2023 (Unaudited)
	Columbia Adaptive Retirement 2035 Fund	Columbia Adaptive Retirement 2040 Fund	Columbia Adaptive Retirement 2045 Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $117,451, $151,859, $175,530, respectively)	$111,638	$139,363	$160,305
Affiliated issuers (cost $822,310, $1,166,030, $1,369,132, respectively)	821,529	1,025,535	1,180,266
Cash	—	—	1
Receivable for:
Investments sold	9,332	13,241	11,827
Capital shares sold	3,256	4,791	6,373
Dividends	631	663	769
Expense reimbursement due from Investment Manager	2	2	3
Total assets	946,388	1,183,595	1,359,544
Liabilities
Due to custodian	21	16	—
Payable for:
Investments purchased	12,150	17,368	17,896
Capital shares redeemed	—	77,053	—
Management services fees	10	12	14
Total liabilities	12,181	94,449	17,910
Net assets applicable to outstanding capital stock	$934,207	$1,089,146	$1,341,634
Represented by
Paid in capital	1,169,755	1,381,052	1,650,087
Total distributable earnings (loss)	(235,548)	(291,906)	(308,453)
Total - representing net assets applicable to outstanding capital stock	$934,207	$1,089,146	$1,341,634
Advisor Class
Net assets	$419,674	$347,935	$476,017
Shares outstanding	47,790	42,601	60,488
Net asset value per share	$8.78	$8.17	$7.87
Institutional 3 Class
Net assets	$514,533	$741,211	$865,617
Shares outstanding	58,480	90,554	109,886
Net asset value per share	$8.80	$8.19	$7.88
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	33

Statement of Assets and Liabilities  (continued)
September 30, 2023 (Unaudited)
	Columbia Adaptive Retirement 2050 Fund	Columbia Adaptive Retirement 2055 Fund	Columbia Adaptive Retirement 2060 Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $186,219, $188,051, $189,765, respectively)	$170,375	$170,996	$175,731
Affiliated issuers (cost $1,451,342, $1,503,186, $1,491,145, respectively)	1,255,438	1,260,341	1,294,412
Cash	—	1	—
Receivable for:
Investments sold	9,381	8,159	8,489
Capital shares sold	7,914	7,112	10,051
Dividends	820	824	849
Expense reimbursement due from Investment Manager	3	3	3
Total assets	1,443,931	1,447,436	1,489,535
Liabilities
Due to custodian	25	—	27
Payable for:
Investments purchased	17,902	16,481	16,441
Management services fees	13	13	16
Total liabilities	17,940	16,494	16,484
Net assets applicable to outstanding capital stock	$1,425,991	$1,430,942	$1,473,051
Represented by
Paid in capital	1,813,337	1,848,039	1,957,815
Total distributable earnings (loss)	(387,346)	(417,097)	(484,764)
Total - representing net assets applicable to outstanding capital stock	$1,425,991	$1,430,942	$1,473,051
Advisor Class
Net assets	$138,795	$246,182	$605,643
Shares outstanding	17,828	31,291	74,106
Net asset value per share	$7.79	$7.87	$8.17
Institutional 3 Class
Net assets	$1,287,196	$1,184,760	$867,408
Shares outstanding	165,290	150,382	105,994
Net asset value per share	$7.79	$7.88	$8.18
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Statement of Operations
Six Months Ended September 30, 2023 (Unaudited)
	Columbia Adaptive Retirement 2020 Fund	Columbia Adaptive Retirement 2025 Fund	Columbia Adaptive Retirement 2030 Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$2,588	$2,145	$4,269
Dividends — affiliated issuers	1,242	1,024	1,928
Total income	3,830	3,169	6,197
Expenses:
Management services fees
Advisor Class	916	1,715	3,033
Institutional 3 Class	1,561	680	1,512
Transfer agent fees
Advisor Class	53	42	372
Institutional 3 Class	15	9	17
Trustees’ fees	2,890	2,889	2,893
Custodian fees	260	230	257
Printing and postage fees	785	785	785
Registration fees	6,555	6,565	6,565
Accounting services fees	1,870	1,870	1,870
Legal fees	808	808	808
Fidelity and surety fees	925	923	937
Other	452	453	454
Total expenses	17,090	16,969	19,503
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(14,971)	(14,877)	(15,269)
Total net expenses	2,119	2,092	4,234
Net investment income	1,711	1,077	1,963
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(6,111)	(3,330)	(16,661)
Investments — affiliated issuers	(27,957)	(8,424)	(131,779)
Net realized loss	(34,068)	(11,754)	(148,440)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(2,902)	(5,375)	3,470
Investments — affiliated issuers	23,159	(3,132)	139,040
Net change in unrealized appreciation (depreciation)	20,257	(8,507)	142,510
Net realized and unrealized loss	(13,811)	(20,261)	(5,930)
Net decrease in net assets resulting from operations	$(12,100)	$(19,184)	$(3,967)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	35

Statement of Operations  (continued)
Six Months Ended September 30, 2023 (Unaudited)
	Columbia Adaptive Retirement 2035 Fund	Columbia Adaptive Retirement 2040 Fund	Columbia Adaptive Retirement 2045 Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$2,866	$2,934	$2,894
Dividends — affiliated issuers	1,284	1,378	1,417
Total income	4,150	4,312	4,311
Expenses:
Management services fees
Advisor Class	1,821	1,263	1,177
Institutional 3 Class	1,138	1,624	1,634
Transfer agent fees
Advisor Class	136	88	54
Institutional 3 Class	17	17	17
Trustees’ fees	2,892	2,890	2,890
Custodian fees	263	267	256
Printing and postage fees	817	817	809
Registration fees	6,565	6,556	6,565
Accounting services fees	1,870	1,870	1,870
Legal fees	808	808	808
Fidelity and surety fees	927	927	925
Other	455	454	452
Total expenses	17,709	17,581	17,457
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(15,060)	(15,075)	(15,053)
Total net expenses	2,649	2,506	2,404
Net investment income	1,501	1,806	1,907
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(13,985)	(9,453)	(5,998)
Investments — affiliated issuers	(168,798)	(69,411)	(26,574)
Net realized loss	(182,783)	(78,864)	(32,572)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	4,592	(879)	(5,560)
Investments — affiliated issuers	167,285	67,409	8,508
Net change in unrealized appreciation (depreciation)	171,877	66,530	2,948
Net realized and unrealized loss	(10,906)	(12,334)	(29,624)
Net decrease in net assets resulting from operations	$(9,405)	$(10,528)	$(27,717)
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Statement of Operations  (continued)
Six Months Ended September 30, 2023 (Unaudited)
	Columbia Adaptive Retirement 2050 Fund	Columbia Adaptive Retirement 2055 Fund	Columbia Adaptive Retirement 2060 Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$3,222	$3,219	$3,814
Dividends — affiliated issuers	1,582	1,530	1,799
Total income	4,804	4,749	5,613
Expenses:
Management services fees
Advisor Class	508	793	2,227
Institutional 3 Class	2,373	2,160	1,721
Transfer agent fees
Advisor Class	11	41	179
Institutional 3 Class	20	19	16
Trustees’ fees	2,890	2,890	2,891
Custodian fees	250	252	248
Printing and postage fees	785	785	817
Registration fees	6,566	6,555	6,556
Accounting services fees	1,870	1,870	1,870
Legal fees	808	808	808
Fidelity and surety fees	926	925	925
Other	453	453	455
Total expenses	17,460	17,551	18,713
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(15,082)	(15,069)	(15,197)
Total net expenses	2,378	2,482	3,516
Net investment income	2,426	2,267	2,097
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(8,777)	(7,942)	(15,572)
Investments — affiliated issuers	(64,044)	(41,665)	(119,984)
Net realized loss	(72,821)	(49,607)	(135,556)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(3,542)	(4,321)	1,961
Investments — affiliated issuers	51,217	27,661	120,121
Net change in unrealized appreciation (depreciation)	47,675	23,340	122,082
Net realized and unrealized loss	(25,146)	(26,267)	(13,474)
Net decrease in net assets resulting from operations	$(22,720)	$(24,000)	$(11,377)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	37

Statement of Changes in Net Assets
	Columbia Adaptive Retirement 2020 Fund		Columbia Adaptive Retirement 2025 Fund
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Operations
Net investment income	$1,711	$56,614	$1,077	$46,952
Net realized loss	(34,068)	(12,750)	(11,754)	(6,361)
Net change in unrealized appreciation (depreciation)	20,257	(109,840)	(8,507)	(92,486)
Net decrease in net assets resulting from operations	(12,100)	(65,976)	(19,184)	(51,895)
Distributions to shareholders
Net investment income and net realized gains
Advisor Class	—	(40,213)	—	(60,341)
Institutional 3 Class	—	(87,364)	—	(56,400)
Total distributions to shareholders	—	(127,577)	—	(116,741)
Increase (decrease) in net assets from capital stock activity	(249,745)	70,430	25,512	103,917
Total increase (decrease) in net assets	(261,845)	(123,123)	6,328	(64,719)
Net assets at beginning of period	1,333,831	1,456,954	1,022,659	1,087,378
Net assets at end of period	$1,071,986	$1,333,831	$1,028,987	$1,022,659

	Columbia Adaptive Retirement 2020 Fund				Columbia Adaptive Retirement 2025 Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	September 30, 2023 (Unaudited)		March 31, 2023		September 30, 2023 (Unaudited)		March 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Advisor Class
Shares sold	165	1,048	308	2,087	81,372	605,308	657	5,166
Distributions reinvested	—	—	6,434	40,213	—	—	8,439	60,341
Shares redeemed	(22,703)	(147,110)	(31)	(210)	(37,244)	(277,218)	(19)	(148)
Net increase (decrease)	(22,538)	(146,062)	6,711	42,090	44,128	328,090	9,077	65,359
Institutional 3 Class
Shares sold	7,797	49,584	10,405	70,798	912	6,668	1,145	8,795
Distributions reinvested	—	—	13,978	87,363	—	—	7,888	56,400
Shares redeemed	(23,665)	(153,267)	(19,056)	(129,821)	(41,654)	(309,246)	(3,290)	(26,637)
Net increase (decrease)	(15,868)	(103,683)	5,327	28,340	(40,742)	(302,578)	5,743	38,558
Total net increase (decrease)	(38,406)	(249,745)	12,038	70,430	3,386	25,512	14,820	103,917
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Statement of Changes in Net Assets   (continued)
	Columbia Adaptive Retirement 2030 Fund		Columbia Adaptive Retirement 2035 Fund
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Operations
Net investment income	$1,963	$113,186	$1,501	$76,762
Net realized loss	(148,440)	(34,436)	(182,783)	(25,833)
Net change in unrealized appreciation (depreciation)	142,510	(209,628)	171,877	(128,048)
Net decrease in net assets resulting from operations	(3,967)	(130,878)	(9,405)	(77,119)
Distributions to shareholders
Net investment income and net realized gains
Advisor Class	—	(172,798)	—	(78,288)
Institutional 3 Class	—	(95,731)	—	(131,953)
Total distributions to shareholders	—	(268,529)	—	(210,241)
Increase (decrease) in net assets from capital stock activity	(814,234)	290,533	(1,076,808)	833,130
Total increase (decrease) in net assets	(818,201)	(108,874)	(1,086,213)	545,770
Net assets at beginning of period	2,356,028	2,464,902	2,020,420	1,474,650
Net assets at end of period	$1,537,827	$2,356,028	$934,207	$2,020,420

	Columbia Adaptive Retirement 2030 Fund				Columbia Adaptive Retirement 2035 Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	September 30, 2023 (Unaudited)		March 31, 2023		September 30, 2023 (Unaudited)		March 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Advisor Class
Shares sold	—	—	—	—	260	2,350	606	5,841
Distributions reinvested	—	—	20,620	172,797	—	—	8,896	78,287
Shares redeemed	(91,615)	(802,640)	—	—	(36,525)	(327,456)	(22)	(211)
Net increase (decrease)	(91,615)	(802,640)	20,620	172,797	(36,265)	(325,106)	9,480	83,917
Institutional 3 Class
Shares sold	8,027	68,928	13,444	125,592	5,058	45,729	68,514	674,334
Distributions reinvested	—	—	11,410	95,731	—	—	14,995	131,953
Shares redeemed	(9,220)	(80,522)	(10,537)	(103,587)	(88,010)	(797,431)	(5,744)	(57,074)
Net increase (decrease)	(1,193)	(11,594)	14,317	117,736	(82,952)	(751,702)	77,765	749,213
Total net increase (decrease)	(92,808)	(814,234)	34,937	290,533	(119,217)	(1,076,808)	87,245	833,130
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	39

Statement of Changes in Net Assets   (continued)
	Columbia Adaptive Retirement 2040 Fund		Columbia Adaptive Retirement 2045 Fund
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Operations
Net investment income	$1,806	$87,452	$1,907	$83,236
Net realized loss	(78,864)	(19,243)	(32,572)	(15,522)
Net change in unrealized appreciation (depreciation)	66,530	(170,075)	2,948	(163,222)
Net decrease in net assets resulting from operations	(10,528)	(101,866)	(27,717)	(95,508)
Distributions to shareholders
Net investment income and net realized gains
Advisor Class	—	(95,131)	—	(89,349)
Institutional 3 Class	—	(159,837)	—	(182,434)
Total distributions to shareholders	—	(254,968)	—	(271,783)
Increase (decrease) in net assets from capital stock activity	(411,369)	358,146	29,801	419,661
Total increase (decrease) in net assets	(421,897)	1,312	2,084	52,370
Net assets at beginning of period	1,511,043	1,509,731	1,339,550	1,287,180
Net assets at end of period	$1,089,146	$1,511,043	$1,341,634	$1,339,550

	Columbia Adaptive Retirement 2040 Fund				Columbia Adaptive Retirement 2045 Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	September 30, 2023 (Unaudited)		March 31, 2023		September 30, 2023 (Unaudited)		March 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Advisor Class
Shares sold	431	3,641	488	4,629	23,906	201,474	848	8,260
Distributions reinvested	—	—	11,630	95,131	—	—	11,325	89,348
Shares redeemed	(24,334)	(207,659)	(16)	(150)	(16,257)	(137,042)	(7)	(73)
Net increase (decrease)	(23,903)	(204,018)	12,102	99,610	7,649	64,432	12,166	97,535
Institutional 3 Class
Shares sold	8,842	74,538	10,967	103,966	17,740	145,543	16,582	155,383
Distributions reinvested	—	—	19,516	159,837	—	—	23,122	182,434
Shares redeemed	(33,000)	(281,889)	(526)	(5,267)	(21,589)	(180,174)	(1,553)	(15,691)
Net increase (decrease)	(24,158)	(207,351)	29,957	258,536	(3,849)	(34,631)	38,151	322,126
Total net increase (decrease)	(48,061)	(411,369)	42,059	358,146	3,800	29,801	50,317	419,661
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Statement of Changes in Net Assets   (continued)
	Columbia Adaptive Retirement 2050 Fund		Columbia Adaptive Retirement 2055 Fund
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Operations
Net investment income	$2,426	$103,714	$2,267	$108,614
Net realized loss	(72,821)	(19,547)	(49,607)	(30,062)
Net change in unrealized appreciation (depreciation)	47,675	(207,092)	23,340	(209,097)
Net decrease in net assets resulting from operations	(22,720)	(122,925)	(24,000)	(130,545)
Distributions to shareholders
Net investment income and net realized gains
Advisor Class	—	(49,003)	—	(72,494)
Institutional 3 Class	—	(272,262)	—	(257,404)
Total distributions to shareholders	—	(321,265)	—	(329,898)
Increase (decrease) in net assets from capital stock activity	(114,777)	494,110	(104,082)	390,961
Total increase (decrease) in net assets	(137,497)	49,920	(128,082)	(69,482)
Net assets at beginning of period	1,563,488	1,513,568	1,559,024	1,628,506
Net assets at end of period	$1,425,991	$1,563,488	$1,430,942	$1,559,024

	Columbia Adaptive Retirement 2050 Fund				Columbia Adaptive Retirement 2055 Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	September 30, 2023 (Unaudited)		March 31, 2023		September 30, 2023 (Unaudited)		March 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Advisor Class
Shares sold	352	2,856	830	7,828	332	2,720	558	5,324
Distributions reinvested	—	—	6,274	49,003	—	—	9,188	72,494
Shares redeemed	(11,697)	(98,085)	(32)	(306)	(11,174)	(95,086)	(15)	(149)
Net increase (decrease)	(11,345)	(95,229)	7,072	56,525	(10,842)	(92,366)	9,731	77,669
Institutional 3 Class
Shares sold	25,947	208,408	22,367	213,278	12,880	105,615	17,057	165,702
Distributions reinvested	—	—	34,906	272,262	—	—	32,624	257,404
Shares redeemed	(27,899)	(227,956)	(4,722)	(47,955)	(13,948)	(117,331)	(10,683)	(109,814)
Net increase (decrease)	(1,952)	(19,548)	52,551	437,585	(1,068)	(11,716)	38,998	313,292
Total net increase (decrease)	(13,297)	(114,777)	59,623	494,110	(11,910)	(104,082)	48,729	390,961
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	41

Statement of Changes in Net Assets   (continued)
	Columbia Adaptive Retirement 2060 Fund
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Operations
Net investment income	$2,097	$132,608
Net realized loss	(135,556)	(17,555)
Net change in unrealized appreciation (depreciation)	122,082	(270,492)
Net decrease in net assets resulting from operations	(11,377)	(155,439)
Distributions to shareholders
Net investment income and net realized gains
Advisor Class	—	(194,159)
Institutional 3 Class	—	(186,356)
Total distributions to shareholders	—	(380,515)
Increase (decrease) in net assets from capital stock activity	(484,743)	619,770
Total increase (decrease) in net assets	(496,120)	83,816
Net assets at beginning of period	1,969,171	1,885,355
Net assets at end of period	$1,473,051	$1,969,171

	Columbia Adaptive Retirement 2060 Fund
	Six Months Ended		Year Ended
	September 30, 2023 (Unaudited)		March 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Advisor Class
Shares sold	553	4,711	3,036	26,058
Distributions reinvested	—	—	23,678	194,159
Shares redeemed	(44,456)	(383,337)	(29)	(279)
Net increase (decrease)	(43,903)	(378,626)	26,685	219,938
Institutional 3 Class
Shares sold	19,097	162,185	27,117	266,485
Distributions reinvested	—	—	22,726	186,356
Shares redeemed	(30,391)	(268,302)	(5,424)	(53,009)
Net increase (decrease)	(11,294)	(106,117)	44,419	399,832
Total net increase (decrease)	(55,197)	(484,743)	71,104	619,770
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Adaptive Retirement Funds | Semiannual Report 2023

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Columbia Adaptive Retirement Funds | Semiannual Report 2023	43

Financial Highlights
Columbia Adaptive Retirement 2020 Fund
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2023 (Unaudited)	$6.35	0.00(c)	(0.11)	(0.11)	—	—	—
Year Ended 3/31/2023	$7.36	0.29	(0.62)	(0.33)	(0.27)	(0.41)	(0.68)
Year Ended 3/31/2022	$10.92	0.20	0.07(d)	0.27	(0.48)	(3.35)	(3.83)
Year Ended 3/31/2021	$10.12	0.11	1.02	1.13	(0.26)	(0.07)	(0.33)
Year Ended 3/31/2020	$10.17	0.21	0.19	0.40	(0.41)	(0.04)	(0.45)
Year Ended 3/31/2019	$10.04	0.33	0.18	0.51	(0.35)	(0.03)	(0.38)
Institutional 3 Class
Six Months Ended 9/30/2023 (Unaudited)	$6.35	0.01	(0.11)	(0.10)	—	—	—
Year Ended 3/31/2023	$7.36	0.28	(0.60)	(0.32)	(0.28)	(0.41)	(0.69)
Year Ended 3/31/2022	$10.92	0.20	0.08(d)	0.28	(0.49)	(3.35)	(3.84)
Year Ended 3/31/2021	$10.12	0.11	1.02	1.13	(0.26)	(0.07)	(0.33)
Year Ended 3/31/2020	$10.17	0.21	0.19	0.40	(0.41)	(0.04)	(0.45)
Year Ended 3/31/2019	$10.04	0.33	0.18	0.51	(0.35)	(0.03)	(0.38)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Adaptive Retirement 2020 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2023 (Unaudited)	$6.24	(1.73%)	1.68%	0.48%	0.14%	9%	$268
Year Ended 3/31/2023	$6.35	(4.30%)	7.51%	0.47%	4.28%	17%	$415
Year Ended 3/31/2022	$7.36	1.01%	5.30%	0.43%	1.98%	79%	$432
Year Ended 3/31/2021	$10.92	11.14%	1.78%	0.45%	1.03%	36%	$848
Year Ended 3/31/2020	$10.12	3.80%	1.52%	0.43%	2.05%	25%	$3,791
Year Ended 3/31/2019	$10.17	5.41%	1.87%	0.42%	3.27%	26%	$3,809
Institutional 3 Class
Six Months Ended 9/30/2023 (Unaudited)	$6.25	(1.57%)	1.49%	0.29%	0.33%	9%	$804
Year Ended 3/31/2023	$6.35	(4.23%)	7.41%	0.39%	4.08%	17%	$918
Year Ended 3/31/2022	$7.36	1.04%	5.32%	0.39%	2.00%	79%	$1,025
Year Ended 3/31/2021	$10.92	11.14%	1.73%	0.44%	1.02%	36%	$727
Year Ended 3/31/2020	$10.12	3.80%	1.52%	0.42%	2.05%	25%	$3,791
Year Ended 3/31/2019	$10.17	5.41%	1.87%	0.42%	3.27%	26%	$3,809
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	45

Financial Highlights
Columbia Adaptive Retirement 2025 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2023 (Unaudited)	$7.26	0.01	(0.13)	(0.12)	—	—	—
Year Ended 3/31/2023	$8.63	0.37	(0.80)	(0.43)	(0.34)	(0.60)	(0.94)
Year Ended 3/31/2022	$11.06	0.21	0.09	0.30	(0.56)	(2.17)	(2.73)
Year Ended 3/31/2021	$10.06	0.12	1.25	1.37	(0.28)	(0.09)	(0.37)
Year Ended 3/31/2020	$10.14	0.22	0.19	0.41	(0.43)	(0.06)	(0.49)
Year Ended 3/31/2019(c)	$10.00	0.34	0.20	0.54	(0.38)	(0.02)	(0.40)
Institutional 3 Class
Six Months Ended 9/30/2023 (Unaudited)	$7.27	0.01	(0.13)	(0.12)	—	—	—
Year Ended 3/31/2023	$8.64	0.37	(0.79)	(0.42)	(0.35)	(0.60)	(0.95)
Year Ended 3/31/2022	$11.06	0.21	0.11	0.32	(0.57)	(2.17)	(2.74)
Year Ended 3/31/2021	$10.06	0.11	1.26	1.37	(0.28)	(0.09)	(0.37)
Year Ended 3/31/2020	$10.14	0.22	0.19	0.41	(0.43)	(0.06)	(0.49)
Year Ended 3/31/2019(c)	$10.00	0.34	0.20	0.54	(0.38)	(0.02)	(0.40)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The Fund commenced operations on April 4, 2018. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Adaptive Retirement 2025 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2023 (Unaudited)	$7.14	(1.65%)	1.99%	0.47%	0.16%	9%	$833
Year Ended 3/31/2023	$7.26	(4.79%)	9.76%	0.44%	4.62%	12%	$528
Year Ended 3/31/2022	$8.63	1.63%	7.09%	0.43%	1.90%	48%	$549
Year Ended 3/31/2021	$11.06	13.63%	3.10%	0.45%	1.09%	40%	$722
Year Ended 3/31/2020	$10.06	3.89%	2.78%	0.42%	2.13%	29%	$1,761
Year Ended 3/31/2019(c)	$10.14	5.71%	3.75%	0.42%	3.50%	28%	$1,775
Institutional 3 Class
Six Months Ended 9/30/2023 (Unaudited)	$7.15	(1.65%)	1.69%	0.30%	0.30%	9%	$196
Year Ended 3/31/2023	$7.27	(4.73%)	9.71%	0.39%	4.62%	12%	$495
Year Ended 3/31/2022	$8.64	1.78%	7.07%	0.39%	1.95%	48%	$538
Year Ended 3/31/2021	$11.06	13.63%	3.09%	0.44%	1.07%	40%	$598
Year Ended 3/31/2020	$10.06	3.89%	2.78%	0.42%	2.13%	29%	$1,761
Year Ended 3/31/2019(c)	$10.14	5.71%	3.75%	0.42%	3.50%	28%	$1,775
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	47

Financial Highlights
Columbia Adaptive Retirement 2030 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2023 (Unaudited)	$8.52	0.00(c)	(0.16)	(0.16)	—	—	—
Year Ended 3/31/2023	$10.20	0.45	(1.02)	(0.57)	(0.43)	(0.68)	(1.11)
Year Ended 3/31/2022	$10.99	0.20	0.08	0.28	(0.65)	(0.42)	(1.07)
Year Ended 3/31/2021	$9.82	0.08	1.53	1.61	(0.29)	(0.15)	(0.44)
Year Ended 3/31/2020	$9.91	0.31	0.07	0.38	(0.45)	(0.02)	(0.47)
Year Ended 3/31/2019	$10.05	0.35	0.20	0.55	(0.41)	(0.28)	(0.69)
Institutional 3 Class
Six Months Ended 9/30/2023 (Unaudited)	$8.53	0.01	(0.15)	(0.14)	—	—	—
Year Ended 3/31/2023	$10.22	0.47	(1.03)	(0.56)	(0.45)	(0.68)	(1.13)
Year Ended 3/31/2022	$11.00	0.22	0.09	0.31	(0.67)	(0.42)	(1.09)
Year Ended 3/31/2021	$9.83	0.10	1.52	1.62	(0.30)	(0.15)	(0.45)
Year Ended 3/31/2020	$9.92	0.23	0.16	0.39	(0.46)	(0.02)	(0.48)
Year Ended 3/31/2019	$10.05	0.34	0.22	0.56	(0.41)	(0.28)	(0.69)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Adaptive Retirement 2030 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2023 (Unaudited)	$8.36	(1.88%)	1.22%	0.50%	0.09%	11%	$707
Year Ended 3/31/2023	$8.52	(5.40%)	4.70%	0.54%	4.83%	16%	$1,501
Year Ended 3/31/2022	$10.20	2.11%	3.68%	0.52%	1.75%	70%	$1,587
Year Ended 3/31/2021	$10.99	16.43%	3.87%	0.55%	0.77%	25%	$2,032
Year Ended 3/31/2020	$9.82	3.65%	5.30%	0.52%	3.00%	41%	$1,738
Year Ended 3/31/2019	$9.91	6.19%	8.55%	0.45%	3.40%	23%	$645
Institutional 3 Class
Six Months Ended 9/30/2023 (Unaudited)	$8.39	(1.64%)	1.04%	0.28%	0.33%	11%	$831
Year Ended 3/31/2023	$8.53	(5.34%)	4.56%	0.39%	5.05%	16%	$855
Year Ended 3/31/2022	$10.22	2.32%	3.56%	0.40%	1.94%	70%	$878
Year Ended 3/31/2021	$11.00	16.51%	3.77%	0.44%	0.91%	25%	$577
Year Ended 3/31/2020	$9.83	3.68%	5.21%	0.42%	2.20%	41%	$495
Year Ended 3/31/2019	$9.92	6.31%	8.52%	0.43%	3.34%	23%	$500
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	49

Financial Highlights
Columbia Adaptive Retirement 2035 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2023 (Unaudited)	$8.96	0.01	(0.19)	(0.18)	—	—	—
Year Ended 3/31/2023	$10.66	0.52	(1.18)	(0.66)	(0.36)	(0.68)	(1.04)
Year Ended 3/31/2022	$11.56	0.21	0.20	0.41	(0.82)	(0.49)	(1.31)
Year Ended 3/31/2021	$9.99	0.10	1.92	2.02	(0.32)	(0.13)	(0.45)
Year Ended 3/31/2020	$10.13	0.31	0.13	0.44	(0.52)	(0.06)	(0.58)
Year Ended 3/31/2019(c)	$10.00	0.40	0.18	0.58	(0.43)	(0.02)	(0.45)
Institutional 3 Class
Six Months Ended 9/30/2023 (Unaudited)	$8.96	0.02	(0.18)	(0.16)	—	—	—
Year Ended 3/31/2023	$10.67	0.43	(1.08)	(0.65)	(0.38)	(0.68)	(1.06)
Year Ended 3/31/2022	$11.56	0.23	0.20	0.43	(0.83)	(0.49)	(1.32)
Year Ended 3/31/2021	$10.00	0.11	1.91	2.02	(0.33)	(0.13)	(0.46)
Year Ended 3/31/2020	$10.13	0.25	0.20	0.45	(0.52)	(0.06)	(0.58)
Year Ended 3/31/2019(c)	$10.00	0.40	0.18	0.58	(0.43)	(0.02)	(0.45)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The Fund commenced operations on April 4, 2018. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Adaptive Retirement 2035 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2023 (Unaudited)	$8.78	(2.01%)	1.62%	0.49%	0.12%	10%	$420
Year Ended 3/31/2023	$8.96	(5.97%)	6.70%	0.50%	5.37%	15%	$753
Year Ended 3/31/2022	$10.66	2.97%	5.43%	0.48%	1.80%	72%	$795
Year Ended 3/31/2021	$11.56	20.36%	5.61%	0.52%	0.90%	29%	$1,112
Year Ended 3/31/2020	$9.99	3.97%	6.94%	0.48%	2.90%	42%	$924
Year Ended 3/31/2019(c)	$10.13	6.31%	11.96%	0.43%	4.04%	32%	$507
Institutional 3 Class
Six Months Ended 9/30/2023 (Unaudited)	$8.80	(1.79%)	1.40%	0.29%	0.33%	10%	$515
Year Ended 3/31/2023	$8.96	(5.96%)	6.61%	0.39%	4.52%	15%	$1,267
Year Ended 3/31/2022	$10.67	3.14%	5.36%	0.40%	1.94%	72%	$679
Year Ended 3/31/2021	$11.56	20.32%	5.56%	0.44%	1.03%	29%	$610
Year Ended 3/31/2020	$10.00	4.09%	6.89%	0.42%	2.37%	42%	$500
Year Ended 3/31/2019(c)	$10.13	6.31%	11.96%	0.43%	4.04%	32%	$507
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	51

Financial Highlights
Columbia Adaptive Retirement 2040 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2023 (Unaudited)	$8.33	0.01	(0.17)	(0.16)	—	—	—
Year Ended 3/31/2023	$10.84	0.56	(1.33)	(0.77)	(0.58)	(1.16)	(1.74)
Year Ended 3/31/2022	$11.76	0.22	0.32	0.54	(0.99)	(0.47)	(1.46)
Year Ended 3/31/2021	$10.01	0.12	2.26	2.38	(0.36)	(0.27)	(0.63)
Year Ended 3/31/2020	$10.15	0.27	0.18	0.45	(0.55)	(0.04)	(0.59)
Year Ended 3/31/2019	$10.05	0.43	0.16	0.59	(0.45)	(0.04)	(0.49)
Institutional 3 Class
Six Months Ended 9/30/2023 (Unaudited)	$8.34	0.01	(0.16)	(0.15)	—	—	—
Year Ended 3/31/2023	$10.85	0.58	(1.34)	(0.76)	(0.59)	(1.16)	(1.75)
Year Ended 3/31/2022	$11.77	0.23	0.32	0.55	(1.00)	(0.47)	(1.47)
Year Ended 3/31/2021	$10.01	0.13	2.26	2.39	(0.36)	(0.27)	(0.63)
Year Ended 3/31/2020	$10.15	0.26	0.19	0.45	(0.55)	(0.04)	(0.59)
Year Ended 3/31/2019	$10.05	0.44	0.15	0.59	(0.45)	(0.04)	(0.49)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Adaptive Retirement 2040 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2023 (Unaudited)	$8.17	(1.92%)	1.56%	0.48%	0.12%	12%	$348
Year Ended 3/31/2023	$8.33	(6.82%)	7.04%	0.49%	5.88%	13%	$554
Year Ended 3/31/2022	$10.84	3.89%	5.33%	0.47%	1.81%	79%	$590
Year Ended 3/31/2021	$11.76	23.95%	6.19%	0.50%	1.04%	28%	$927
Year Ended 3/31/2020	$10.01	4.03%	7.83%	0.45%	2.51%	41%	$598
Year Ended 3/31/2019	$10.15	6.54%	10.76%	0.43%	4.26%	30%	$527
Institutional 3 Class
Six Months Ended 9/30/2023 (Unaudited)	$8.19	(1.80%)	1.36%	0.29%	0.33%	12%	$741
Year Ended 3/31/2023	$8.34	(6.73%)	6.97%	0.39%	6.11%	13%	$957
Year Ended 3/31/2022	$10.85	3.94%	5.31%	0.40%	1.92%	79%	$920
Year Ended 3/31/2021	$11.77	24.10%	6.15%	0.44%	1.15%	28%	$657
Year Ended 3/31/2020	$10.01	4.05%	7.84%	0.42%	2.45%	41%	$513
Year Ended 3/31/2019	$10.15	6.55%	10.75%	0.43%	4.34%	30%	$508
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	53

Financial Highlights
Columbia Adaptive Retirement 2045 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2023 (Unaudited)	$8.04	0.01	(0.18)	(0.17)	—	—	—
Year Ended 3/31/2023	$11.07	0.62	(1.49)	(0.87)	(0.65)	(1.51)	(2.16)
Year Ended 3/31/2022	$12.03	0.23	0.43	0.66	(1.16)	(0.46)	(1.62)
Year Ended 3/31/2021	$9.87	0.15	2.59	2.74	(0.41)	(0.17)	(0.58)
Year Ended 3/31/2020	$10.12	0.28	0.17	0.45	(0.60)	(0.10)	(0.70)
Year Ended 3/31/2019(c)	$10.00	0.45	0.16	0.61	(0.46)	(0.03)	(0.49)
Institutional 3 Class
Six Months Ended 9/30/2023 (Unaudited)	$8.04	0.01	(0.17)	(0.16)	—	—	—
Year Ended 3/31/2023	$11.07	0.63	(1.50)	(0.87)	(0.65)	(1.51)	(2.16)
Year Ended 3/31/2022	$12.03	0.24	0.42	0.66	(1.16)	(0.46)	(1.62)
Year Ended 3/31/2021	$9.87	0.14	2.60	2.74	(0.41)	(0.17)	(0.58)
Year Ended 3/31/2020	$10.12	0.28	0.17	0.45	(0.60)	(0.10)	(0.70)
Year Ended 3/31/2019(c)	$10.00	0.45	0.16	0.61	(0.46)	(0.03)	(0.49)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The Fund commenced operations on April 4, 2018. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Adaptive Retirement 2045 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2023 (Unaudited)	$7.87	(2.11%)	1.61%	0.48%	0.15%	14%	$476
Year Ended 3/31/2023	$8.04	(7.51%)	8.12%	0.47%	6.48%	13%	$425
Year Ended 3/31/2022	$11.07	4.67%	5.72%	0.45%	1.81%	89%	$450
Year Ended 3/31/2021	$12.03	27.94%	7.06%	0.48%	1.29%	18%	$797
Year Ended 3/31/2020	$9.87	3.92%	8.27%	0.43%	2.60%	35%	$494
Year Ended 3/31/2019(c)	$10.12	6.89%	11.97%	0.43%	4.59%	30%	$506
Institutional 3 Class
Six Months Ended 9/30/2023 (Unaudited)	$7.88	(1.99%)	1.37%	0.28%	0.34%	14%	$866
Year Ended 3/31/2023	$8.04	(7.45%)	8.08%	0.39%	6.70%	13%	$915
Year Ended 3/31/2022	$11.07	4.71%	5.72%	0.40%	1.95%	89%	$837
Year Ended 3/31/2021	$12.03	27.96%	7.05%	0.44%	1.27%	18%	$633
Year Ended 3/31/2020	$9.87	3.92%	8.27%	0.42%	2.61%	35%	$494
Year Ended 3/31/2019(c)	$10.12	6.89%	11.98%	0.43%	4.59%	30%	$506
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	55

Financial Highlights
Columbia Adaptive Retirement 2050 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2023 (Unaudited)	$7.96	0.01	(0.18)	(0.17)	—	—	—
Year Ended 3/31/2023	$11.07	0.65	(1.60)	(0.95)	(0.68)	(1.48)	(2.16)
Year Ended 3/31/2022	$12.28	0.23	0.53	0.76	(1.30)	(0.67)	(1.97)
Year Ended 3/31/2021	$9.93	0.15	2.83	2.98	(0.41)	(0.22)	(0.63)
Year Ended 3/31/2020	$10.15	0.28	0.17	0.45	(0.61)	(0.06)	(0.67)
Year Ended 3/31/2019	$10.06	0.47	0.15	0.62	(0.49)	(0.04)	(0.53)
Institutional 3 Class
Six Months Ended 9/30/2023 (Unaudited)	$7.96	0.01	(0.18)	(0.17)	—	—	—
Year Ended 3/31/2023	$11.06	0.66	(1.59)	(0.93)	(0.69)	(1.48)	(2.17)
Year Ended 3/31/2022	$12.29	0.23	0.51	0.74	(1.30)	(0.67)	(1.97)
Year Ended 3/31/2021	$9.93	0.16	2.84	3.00	(0.42)	(0.22)	(0.64)
Year Ended 3/31/2020	$10.15	0.28	0.17	0.45	(0.61)	(0.06)	(0.67)
Year Ended 3/31/2019	$10.06	0.47	0.15	0.62	(0.49)	(0.04)	(0.53)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Adaptive Retirement 2050 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2023 (Unaudited)	$7.79	(2.14%)	1.44%	0.46%	0.16%	18%	$139
Year Ended 3/31/2023	$7.96	(8.17%)	6.93%	0.42%	6.91%	13%	$232
Year Ended 3/31/2022	$11.07	5.20%	5.51%	0.41%	1.82%	89%	$245
Year Ended 3/31/2021	$12.28	30.31%	6.59%	0.49%	1.29%	37%	$650
Year Ended 3/31/2020	$9.93	3.91%	8.16%	0.43%	2.60%	31%	$501
Year Ended 3/31/2019	$10.15	7.01%	11.02%	0.43%	4.73%	27%	$508
Institutional 3 Class
Six Months Ended 9/30/2023 (Unaudited)	$7.79	(2.14%)	1.26%	0.28%	0.34%	18%	$1,287
Year Ended 3/31/2023	$7.96	(8.04%)	6.92%	0.39%	7.04%	13%	$1,331
Year Ended 3/31/2022	$11.06	5.04%	5.52%	0.40%	1.81%	89%	$1,269
Year Ended 3/31/2021	$12.29	30.45%	6.59%	0.44%	1.39%	37%	$647
Year Ended 3/31/2020	$9.93	3.91%	8.16%	0.42%	2.60%	31%	$496
Year Ended 3/31/2019	$10.15	7.01%	11.02%	0.43%	4.73%	27%	$508
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	57

Financial Highlights
Columbia Adaptive Retirement 2055 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2023 (Unaudited)	$8.05	0.01	(0.19)	(0.18)	—	—	—
Year Ended 3/31/2023	$11.24	0.67	(1.65)	(0.98)	(0.58)	(1.63)	(2.21)
Year Ended 3/31/2022	$12.25	0.23	0.53	0.76	(1.35)	(0.42)	(1.77)
Year Ended 3/31/2021	$9.83	0.17	2.83	3.00	(0.41)	(0.17)	(0.58)
Year Ended 3/31/2020	$10.12	0.29	0.16	0.45	(0.63)	(0.11)	(0.74)
Year Ended 3/31/2019(c)	$10.00	0.47	0.15	0.62	(0.47)	(0.03)	(0.50)
Institutional 3 Class
Six Months Ended 9/30/2023 (Unaudited)	$8.05	0.01	(0.18)	(0.17)	—	—	—
Year Ended 3/31/2023	$11.24	0.69	(1.66)	(0.97)	(0.59)	(1.63)	(2.22)
Year Ended 3/31/2022	$12.26	0.23	0.52	0.75	(1.35)	(0.42)	(1.77)
Year Ended 3/31/2021	$9.83	0.16	2.85	3.01	(0.41)	(0.17)	(0.58)
Year Ended 3/31/2020	$10.12	0.29	0.16	0.45	(0.63)	(0.11)	(0.74)
Year Ended 3/31/2019(c)	$10.00	0.47	0.15	0.62	(0.47)	(0.03)	(0.50)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The Fund commenced operations on April 4, 2018. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Adaptive Retirement 2055 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2023 (Unaudited)	$7.87	(2.24%)	1.46%	0.47%	0.14%	12%	$246
Year Ended 3/31/2023	$8.05	(8.30%)	6.80%	0.47%	7.05%	14%	$339
Year Ended 3/31/2022	$11.24	5.28%	5.19%	0.45%	1.76%	81%	$364
Year Ended 3/31/2021	$12.25	30.78%	7.38%	0.46%	1.51%	16%	$764
Year Ended 3/31/2020	$9.83	3.82%	8.25%	0.43%	2.67%	33%	$491
Year Ended 3/31/2019(c)	$10.12	7.05%	12.00%	0.43%	4.73%	29%	$506
Institutional 3 Class
Six Months Ended 9/30/2023 (Unaudited)	$7.88	(2.11%)	1.26%	0.28%	0.33%	12%	$1,185
Year Ended 3/31/2023	$8.05	(8.23%)	6.74%	0.39%	7.18%	14%	$1,220
Year Ended 3/31/2022	$11.24	5.22%	5.19%	0.40%	1.82%	81%	$1,264
Year Ended 3/31/2021	$12.26	30.89%	7.38%	0.44%	1.37%	16%	$643
Year Ended 3/31/2020	$9.83	3.83%	8.25%	0.42%	2.68%	33%	$491
Year Ended 3/31/2019(c)	$10.12	7.05%	12.00%	0.43%	4.73%	29%	$506
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	59

Financial Highlights
Columbia Adaptive Retirement 2060 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2023 (Unaudited)	$8.37	0.00(c)	(0.20)	(0.20)	—	—	—
Year Ended 3/31/2023	$11.48	0.69	(1.69)	(1.00)	(0.72)	(1.39)	(2.11)
Year Ended 3/31/2022	$12.28	0.22	0.56	0.78	(1.23)	(0.35)	(1.58)
Year Ended 3/31/2021	$9.92	0.14	2.88	3.02	(0.42)	(0.24)	(0.66)
Year Ended 3/31/2020	$10.15	0.28	0.17	0.45	(0.62)	(0.06)	(0.68)
Year Ended 3/31/2019	$10.06	0.47	0.14	0.61	(0.49)	(0.03)	(0.52)
Institutional 3 Class
Six Months Ended 9/30/2023 (Unaudited)	$8.37	0.01	(0.20)	(0.19)	—	—	—
Year Ended 3/31/2023	$11.49	0.73	(1.73)	(1.00)	(0.73)	(1.39)	(2.12)
Year Ended 3/31/2022	$12.28	0.25	0.55	0.80	(1.24)	(0.35)	(1.59)
Year Ended 3/31/2021	$9.92	0.15	2.87	3.02	(0.42)	(0.24)	(0.66)
Year Ended 3/31/2020	$10.15	0.28	0.17	0.45	(0.62)	(0.06)	(0.68)
Year Ended 3/31/2019	$10.06	0.47	0.14	0.61	(0.49)	(0.03)	(0.52)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Adaptive Retirement 2060 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2023 (Unaudited)	$8.17	(2.39%)	1.32%	0.49%	0.12%	13%	$606
Year Ended 3/31/2023	$8.37	(8.31%)	5.70%	0.50%	6.97%	11%	$987
Year Ended 3/31/2022	$11.48	5.55%	5.10%	0.46%	1.69%	68%	$1,048
Year Ended 3/31/2021	$12.28	30.70%	7.22%	0.46%	1.27%	16%	$924
Year Ended 3/31/2020	$9.92	3.85%	8.09%	0.43%	2.60%	31%	$513
Year Ended 3/31/2019	$10.15	6.93%	10.98%	0.43%	4.73%	26%	$514
Institutional 3 Class
Six Months Ended 9/30/2023 (Unaudited)	$8.18	(2.27%)	1.12%	0.29%	0.33%	13%	$867
Year Ended 3/31/2023	$8.37	(8.28%)	5.62%	0.39%	7.52%	11%	$982
Year Ended 3/31/2022	$11.49	5.68%	5.03%	0.40%	1.93%	68%	$837
Year Ended 3/31/2021	$12.28	30.72%	7.19%	0.44%	1.35%	16%	$649
Year Ended 3/31/2020	$9.92	3.86%	8.09%	0.42%	2.61%	31%	$496
Year Ended 3/31/2019	$10.15	6.93%	10.97%	0.43%	4.73%	26%	$508
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	61

Notes to Financial Statements
September 30, 2023 (Unaudited)
Note 1. Organization
Columbia Funds Series Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust I is organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Adaptive Retirement 2020 Fund, Columbia Adaptive Retirement 2025 Fund, Columbia Adaptive Retirement 2030 Fund, Columbia Adaptive Retirement 2035 Fund, Columbia Adaptive Retirement 2040 Fund, Columbia Adaptive Retirement 2045 Fund, Columbia Adaptive Retirement 2050 Fund, Columbia Adaptive Retirement 2055 Fund and Columbia Adaptive Retirement 2060 Fund. Each Fund currently operates as a diversified fund.
Each Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates, as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at columbiathreadneedleus.com/investor/.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Funds offer each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
Advisor Class and Institutional 3 Class shares are available for purchase through authorized investment professionals, to omnibus retirement plans or to institutional and to certain other investors as described in the Funds’ prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
62	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are recorded on the ex-dividend date.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will
Columbia Adaptive Retirement Funds | Semiannual Report 2023	63

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
Effective June 1, 2023, the Funds have entered into an amended and restated Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Pursuant to the Management Agreement, the Fund pays a unitary fee to the Investment Manager, which in turn pays the operating costs and expenses of the Fund other than taxes, interest, brokerage expenses, portfolio transaction expenses, fees pursuant to a 12b-1 plan, if any, and infrequent and/or unusual expenses, including but not limited to, litigation expenses. The unitary fee for Advisor Class is at an annual rate of 0.55% which is made up of a core advisory fee rate of 0.30%, plus a 0.25% class-specific administration fee which covers class-specific shareholder service-related expenses, including payment to intermediaries of up to 0.25% for sub-transfer agency services provided to the Advisor Class. The unitary fee for Institutional 3 Class is an annual rate of 0.30% which includes the 0.30% core advisory fee but is not subject to a class-specific shareholder service-related expense.
Prior to June 1, 2023, the Funds had entered into a Management Agreement with the Investment Manager. Under the Management Agreement, the Investment Manager provided each Fund with investment research and advice, as well as administrative and accounting services. The management services fee was an annual fee that was a blend of (i) 0.02% on assets invested in affiliated Underlying Funds that paid a management or advisory fee to the Investment Manager and (ii) 0.47% on its assets that were invested in securities, instruments and other assets not described above, including without limitation affiliated funds that did not pay a management or advisory fee to the Investment Manager, third party funds, derivatives and individual securities.
The annualized effective management services fee rates based on each Fund’s average daily net assets for the period from April 1, 2023 through May 31, 2023 was 0.45% for each Fund.
64	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan. Effective June 1, 2023, the expenses of the compensation of the members of the Board of Trustees that are allocated to the Funds are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. Effective June 1, 2023, the expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment Manager.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares. Effective June 1, 2023, the transfer agency fees are payable by the Investment Manager.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	65

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
For the the period from April 1, 2023 through May 31, 2023, the Funds’ annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Fund	Advisor Class (%)	Institutional 3 Class (%)
Columbia Adaptive Retirement 2020 Fund	0.08	0.01
Columbia Adaptive Retirement 2025 Fund	0.05	0.01
Columbia Adaptive Retirement 2030 Fund	0.15	0.01
Columbia Adaptive Retirement 2035 Fund	0.11	0.01
Columbia Adaptive Retirement 2040 Fund	0.10	0.01
Columbia Adaptive Retirement 2045 Fund	0.08	0.01
Columbia Adaptive Retirement 2050 Fund	0.03	0.01
Columbia Adaptive Retirement 2055 Fund	0.07	0.01
Columbia Adaptive Retirement 2060 Fund	0.11	0.01
Distribution and service fees
The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Funds do not pay the Distributor a fee for the distribution services it provides to the Funds.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	June 1, 2023 through July 31, 2024		Prior to June 1, 2023
	Advisor Class (%)	Institutional 3 Class (%)	Advisor Class (%)	Institutional 3 Class (%)
Columbia Adaptive Retirement 2020 Fund	0.55	0.30	0.62	0.43
Columbia Adaptive Retirement 2025 Fund	0.55	0.30	0.62	0.43
Columbia Adaptive Retirement 2030 Fund	0.55	0.30	0.62	0.43
Columbia Adaptive Retirement 2035 Fund	0.55	0.30	0.62	0.43
Columbia Adaptive Retirement 2040 Fund	0.55	0.30	0.62	0.43
Columbia Adaptive Retirement 2045 Fund	0.55	0.30	0.62	0.43
Columbia Adaptive Retirement 2050 Fund	0.55	0.30	0.62	0.43
Columbia Adaptive Retirement 2055 Fund	0.55	0.30	0.62	0.43
Columbia Adaptive Retirement 2060 Fund	0.55	0.30	0.62	0.43
The expense caps effective June 1, 2023 will be in effect for so long as the Investment Manager manages each Fund.
In addition, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for each Fund through July 31, 2032, so that each Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, will not exceed the annual rates of 0.68% for Advisor Class and 0.50% for Institutional 3 Class as a percentage of the classes’ average daily net assets. Effective May 31, 2023, this arrangement was terminated.
Under the agreements governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any
66	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Prior to June 1, 2023, in addition to the contractual agreement, the Investment Manager and certain of its affiliates voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) were waived proportionately across all share classes, but the Fund’s net operating expenses should not exceed the contractual annual rates listed in the table above. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
Columbia Adaptive Retirement 2020 Fund	1,172,000	1,000	(100,000)	(99,000)
Columbia Adaptive Retirement 2025 Fund	1,144,000	—	(113,000)	(113,000)
Columbia Adaptive Retirement 2030 Fund	1,703,000	1,000	(167,000)	(166,000)
Columbia Adaptive Retirement 2035 Fund	940,000	1,000	(8,000)	(7,000)
Columbia Adaptive Retirement 2040 Fund	1,318,000	1,000	(154,000)	(153,000)
Columbia Adaptive Retirement 2045 Fund	1,545,000	1,000	(205,000)	(204,000)
Columbia Adaptive Retirement 2050 Fund	1,638,000	1,000	(213,000)	(212,000)
Columbia Adaptive Retirement 2055 Fund	1,691,000	1,000	(261,000)	(260,000)
Columbia Adaptive Retirement 2060 Fund	1,681,000	2,000	(213,000)	(211,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at March 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Fund	No expiration short-term ($)	No expiration long-term ($)	Total ($)
Columbia Adaptive Retirement 2020 Fund	(28,500)	(5,447)	(33,947)
Columbia Adaptive Retirement 2025 Fund	(12,071)	(211)	(12,282)
Columbia Adaptive Retirement 2030 Fund	(19,800)	(943)	(20,743)
Columbia Adaptive Retirement 2035 Fund	(13,763)	(860)	(14,623)
Columbia Adaptive Retirement 2040 Fund	(31,878)	—	(31,878)
Columbia Adaptive Retirement 2045 Fund	(45,503)	—	(45,503)
Columbia Adaptive Retirement 2050 Fund	(72,243)	—	(72,243)
Columbia Adaptive Retirement 2055 Fund	(84,880)	(2,313)	(87,193)
Columbia Adaptive Retirement 2060 Fund	(87,598)	—	(87,598)
Columbia Adaptive Retirement Funds | Semiannual Report 2023	67

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended September 30, 2023, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Adaptive Retirement 2020 Fund	110,702	349,661
Columbia Adaptive Retirement 2025 Fund	117,009	91,769
Columbia Adaptive Retirement 2030 Fund	206,476	986,342
Columbia Adaptive Retirement 2035 Fund	127,045	1,163,494
Columbia Adaptive Retirement 2040 Fund	158,580	482,806
Columbia Adaptive Retirement 2045 Fund	214,780	189,657
Columbia Adaptive Retirement 2050 Fund	268,854	383,764
Columbia Adaptive Retirement 2055 Fund	174,276	279,061
Columbia Adaptive Retirement 2060 Fund	237,521	709,697
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the six months ended September 30, 2023.
Note 8. Line of credit
Each Fund had access to a revolving credit facility, which expired on October 26, 2023, with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund had the ability to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. In connection with the pending
68	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
liquidation and dissolution of each Fund, the Funds did not require access to the credit facility and, therefore, were not added as potential borrowers under the amended and restated credit facility agreement, dated October 26, 2023. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which was an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permitted aggregate borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the October 27, 2022 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
No Fund had borrowings during the six months ended September 30, 2023.
Note 9. Significant risks
Alternative strategies investment and multi-asset/tactical strategies risk
An investment in alternative investment strategies and multi-asset/tactical strategies (the Strategies) involves risks, which may be significant. The Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. The Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Funds may lose money.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	69

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Regulatory Risk – U.S. Banking Law
Each Fund (with the exception of Columbia Adaptive Retirement 2030 Fund) is subject to regulatory risk pertaining to U.S. banking law. Following the conversion of Ameriprise National Trust Bank into a federal savings bank in May 2019, Ameriprise Financial, Inc. continues to be subject to ongoing supervision by the Board of Governors for the Federal Reserve System as well as applicable U.S. federal banking laws, including the Home Owners Loan Act and certain parts of the Bank Holding Company Act, including Section 13 thereof (commonly referred to as the Volcker Rule). These laws impose limits on the amount and duration of any proprietary capital held in the Funds by the Investment Manager, Ameriprise Financial, Inc. or certain of their controlled affiliates or products. The Investment Manager and/or its affiliates own 25% or more of the outstanding shares of the Funds and because of such holding the Funds may become subject to U.S. federal banking law restrictions on proprietary trading, which would limit the Funds’ ability to purchase and sell securities on a short-term basis and thus could have a negative impact on the Funds’ ability to implement its investment objective. Reducing the seed capital in the Funds to address these trading restrictions may result in the Funds being too small to efficiently engage in certain investment strategies, which could also have a negative impact on the Funds’ performance. In addition, if the Investment Manager and/or its affiliates reduce their interest in the Funds, the Funds may be subject to additional transaction costs and adverse tax consequences. Moreover, the resulting reduced size of the Funds could threaten its ongoing economic viability and consequently lead to its liquidation.
Shareholder concentration risk
At September 30, 2023, certain shareholder accounts owned more than 20% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Fund shares sold to or redeemed by these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Fund	Number of unaffiliated accounts	Percentage of shares outstanding held — unaffiliated (%)	Percentage of shares outstanding held — affiliated (%)
Columbia Adaptive Retirement 2020 Fund	1	63.4	23.2
Columbia Adaptive Retirement 2025 Fund	1	67.7	24.6
Columbia Adaptive Retirement 2030 Fund	2	87.9	—
Columbia Adaptive Retirement 2035 Fund	2	71.1	26.6
Columbia Adaptive Retirement 2040 Fund	1	52.7	21.2
Columbia Adaptive Retirement 2045 Fund	2	80.9	—
Columbia Adaptive Retirement 2050 Fund	1	81.7	—
Columbia Adaptive Retirement 2055 Fund	1	74.1	—
Columbia Adaptive Retirement 2060 Fund	2	81.9	—
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Funds has approved a Plan of Liquidation and Termination (the Plan) pursuant to which the Funds will be liquidated and terminated. Effective at the open of business on November 27, 2023, the Funds will be closed to new and existing investors. Under the terms of the Plan, it is anticipated that each Fund will be liquidated on or about December 8, 2023, at which time the Funds’ shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares.
70	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	71

Approval of Management Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Adaptive Retirement 2020 Fund, Columbia Adaptive Retirement 2025 Fund, Columbia Adaptive Retirement 2030 Fund, Columbia Adaptive Retirement 2035 Fund, Columbia Adaptive Retirement 2040 Fund, Columbia Adaptive Retirement 2045 Fund, Columbia Adaptive Retirement 2050 Fund, Columbia Adaptive Retirement 2055 Fund, and Columbia Adaptive Retirement 2060 Fund (the Funds). Under management agreements (the Management Agreements), the Investment Manager provides investment advice and other services to the Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreements.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreements.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreements for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Funds relative to the performance of a group of mutual funds determined to be comparable to the Funds by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Funds’ management fees and total expenses, including information comparing the Funds’ expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Funds so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Funds’ net assets;
•	Terms of the Management Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Funds, including agreements with respect to the provision of transfer agency and shareholder services to the Funds;
•	Descriptions of various services performed by the Investment Manager under the Management Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
72	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Approval of Management Agreements  (continued)
(Unaudited)
•	The profitability to the Investment Manager and its affiliates from their relationships with the Funds; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Management Agreements.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Funds by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreements, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreements and the Funds’ other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreements, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Funds under the Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the Management Agreements supported the continuation of each of the Management Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Funds, (ii) the Funds’ performance relative to peers and benchmarks and (iii) the net assets of the Funds. The Board observed that each Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the Investment Manager, in light of other considerations, supported the continuation of each of the Management Agreements.
Columbia Adaptive Retirement Funds | Semiannual Report 2023	73

Approval of Management Agreements  (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under the Management Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Funds’ expenses with median expenses paid by funds in their comparative peer universes, as well as data showing the Funds’ contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Columbia Funds’ performance and expenses and the reasonableness of the Columbia Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that each Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of each of the Management Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Funds.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Columbia Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Columbia Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of each of the Management Agreements.
Economies of scale
The Board considered the economies of scale that might be realized as the Funds’ net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreements already provide for relatively low flat fees regardless of the Funds’ asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Funds.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreements.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreements.
74	Columbia Adaptive Retirement Funds | Semiannual Report 2023

Results of Meeting of Shareholders
(Unaudited)
During the period, the Board of Trustees of Columbia Funds Series Trust I solicited approval to make changes to the terms of the management agreement between the Columbia Funds Series Trust I on behalf of each of Columbia Adaptive Retirement 2020 Fund, Columbia Adaptive Retirement 2025 Fund, Columbia Adaptive Retirement 2030 Fund, Columbia Adaptive Retirement 2035 Fund, Columbia Adaptive Retirement 2040 Fund, Columbia Adaptive Retirement 2045 Fund,  Columbia Adaptive Retirement 2050 Fund, Columbia Adaptive Retirement 2055 Fund and Columbia Adaptive Retirement 2060 Fund (together, the “Funds”) and the Funds’ investment manager to establish a unified fee structure (the “Proposal”).
At a Special Meeting of Shareholders of Columbia Adaptive Retirement 2050 Fund held on May 25, 2023 and at a Joint Special Meeting of Shareholders of each of the other Funds held on May 15, 2023, shareholders of each Fund (including all classes) approved the Proposal.  The votes cast by holders of Advisor Class shares of each Fund and the votes cast by shareholders of each Fund as a whole for or against, as well as the number of abstentions and broker non-votes, are set forth below. Shareholders of each Fund are entitled to one vote for each dollar of net asset value (number of shares owned times net asset value per share) determined at the close of business on the record date, and each fractional dollar amount is entitled to a proportionate fractional vote.
Fund	Class/Fund	Votes for	Votes against/ withheld	Abstentions	Broker non-votes
Columbia Adaptive Retirement 2020 Fund	Advisor Class	61,074.840	0	0	0
Columbia Adaptive Retirement 2020 Fund	Entire Fund	205,694.489	0	0	0
Columbia Adaptive Retirement 2025 Fund	Advisor Class	71,562.562	0	0	0
Columbia Adaptive Retirement 2025 Fund	Entire Fund	139,655.112	0	0	0
Columbia Adaptive Retirement 2030 Fund	Advisor Class	176,179.721	0	0	0
Columbia Adaptive Retirement 2030 Fund	Entire Fund	276,383.235	0	0	0
Columbia Adaptive Retirement 2035 Fund	Advisor Class	83,064.793	0	0
Columbia Adaptive Retirement 2035 Fund	Entire Fund	221,210.225	0	0	0
Columbia Adaptive Retirement 2040 Fund	Advisor Class	43,927.462	0	0	0
Columbia Adaptive Retirement 2040 Fund	Entire Fund	150,292.892	0	0	0
Columbia Adaptive Retirement 2045 Fund	Advisor Class	46,358.817	0	0	0
Columbia Adaptive Retirement 2045 Fund	Entire Fund	159,627.844	0	0
Columbia Adaptive Retirement 2050 Fund	Advisor Class	27,170.774	0	395	0
Columbia Adaptive Retirement 2050 Fund	Entire Fund	194,347.997	0.027	459.201	0
Columbia Adaptive Retirement 2055 Fund	Advisor Class	41,108.576	0	0	0
Columbia Adaptive Retirement 2055 Fund	Entire Fund	192,558.799	0	0	0
Columbia Adaptive Retirement 2060 Fund	Advisor Class	72,928.197	0	0	0
Columbia Adaptive Retirement 2060 Fund	Entire Fund	190,215.923	0	0	0
Columbia Adaptive Retirement Funds | Semiannual Report 2023	75

Additional information
If you elect to receive the shareholder report for the Funds in paper, mailed to you, the Funds mail one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Funds electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Funds’ shareholder report is available at the Funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Funds hold investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the SEC’s website at sec.gov. The Funds’ complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
76	Columbia Adaptive Retirement Funds | Semiannual Report 2023

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Columbia Adaptive Retirement Funds
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to
columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR295_03_N01_(11/23)

Semiannual Report
September 30, 2023 (Unaudited)
Columbia Solutions Aggressive Portfolio
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Solutions Aggressive Portfolio (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Solutions Aggressive Portfolio  |    Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund pursues consistent total returns by seeking to allocate risks across multiple asset classes.
Portfolio management
Joshua Kutin, CFA
Co-Portfolio Manager
Managed Fund since 2017
Alexander Wilkinson, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended September 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Columbia Solutions Aggressive Portfolio	10/24/17	-1.90	5.50	6.63	6.75
MSCI ACWI with Developed Markets 100% Hedged to USD Index (Net)		4.03	20.46	7.74	8.04
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The MSCI ACWI with Developed Markets 100% Hedged to USD Index (Net) represents a close estimation of the performance that can be achieved by hedging the currency exposures of all developed market exposures of its parent index, the MSCI ACWI, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD of developed market currencies by selling each foreign currency forward at the one-month Forward weight. The parent index is composed of large and mid-cap stocks across 23 Developed Markets (DM) countries and 27 Emerging Markets (EM) countries.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI with Developed Markets 100% Hedged to USD Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at September 30, 2023)
Foreign Government Obligations	18.8
Money Market Funds(a)	37.0
U.S. Treasury Obligations	44.2
Total	100.0

(a)	Includes investments in Money Market Funds, including investing for the purpose of covering obligations relating to the Fund’s investment in derivatives. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and the derivative instruments discussion in Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Derivative breakdown (%) (at September 30, 2023)(a)
	Asset	Liability	Net
Forward foreign currency exchange contracts	0.39	(0.03)	0.36
Long futures contracts	—	(4.72)	(4.72)
Short futures contracts	0.10	—	0.10
Swap contracts	0.02	(0.01)	0.01
(a) Forward foreign currency exchange contracts, futures contracts and swap contracts are based upon unrealized appreciation (depreciation) as a percentage of net assets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.

4	Columbia Solutions Aggressive Portfolio | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2023 — September 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Solutions Aggressive Portfolio	1,000.00	1,000.00	981.00	1,024.81	0.05	0.05	0.01
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2023	5

Portfolio of Investments
September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 17.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.3%
Republic of Austria Government Bond(c),(d)
02/20/2030	0.000%	EUR	21,000	18,063
Belgium 1.2%
Kingdom of Belgium Government Bond(c)
06/22/2033	3.000%	EUR	85,000	86,255
China 3.4%
China Development Bank
07/18/2032	2.960%	CNY	300,000	41,368
China Government Bond
11/21/2029	3.130%	CNY	250,000	35,301
05/21/2030	2.680%	CNY	200,000	27,371
05/15/2032	2.760%	CNY	300,000	41,105
05/25/2033	2.670%	CNY	420,000	57,356
04/15/2053	3.190%	CNY	200,000	28,434
Total				230,935
France 1.5%
French Republic Government Bond OAT(c)
05/25/2033	3.000%	EUR	100,000	102,305
Japan 4.9%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	9,300,000	59,893
Japan Government 20-Year Bond
03/20/2043	1.100%	JPY	12,850,000	81,257
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	3,550,000	18,520
06/20/2051	0.700%	JPY	3,400,000	18,023
09/20/2051	0.700%	JPY	3,400,000	17,975
12/20/2051	0.700%	JPY	3,350,000	17,683
03/20/2052	1.000%	JPY	2,150,000	12,281
03/20/2053	1.400%	JPY	9,600,000	60,483
Japan Government 40-Year Bond
03/20/2063	1.300%	JPY	8,100,000	47,151
Total				333,266
Netherlands 2.7%
Netherlands Government Bond(c)
07/15/2026	0.500%	EUR	156,000	153,718
Netherlands Government Bond(c),(d)
07/15/2031	0.000%	EUR	36,000	30,072
Total				183,790
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
South Korea 1.1%
Korea Treasury Bond
06/10/2033	3.250%	KRW	112,000,000	78,763
Spain 1.9%
Spain Government Bond(c)
04/30/2033	3.150%	EUR	133,000	132,519
United Kingdom 0.2%
United Kingdom Gilt(c)
12/07/2042	4.500%	GBP	11,000	12,836
Total Foreign Government Obligations (Cost $1,350,462)				1,178,732

U.S. Treasury Obligations 40.6%

U.S. Treasury
10/31/2026	1.125%		235,000	210,545
03/31/2028	1.250%		172,000	148,458
06/30/2028	1.250%		165,000	141,294
09/30/2028	1.250%		158,000	134,263
10/31/2028	1.375%		156,000	133,088
11/30/2028	1.500%		175,000	149,967
04/30/2029	2.875%		138,000	126,011
05/15/2029	2.375%		128,000	113,730
08/15/2029	1.625%		129,000	109,469
02/15/2030	1.500%		123,000	101,965
05/31/2030	3.750%		325,000	308,547
06/30/2030	3.750%		230,000	218,284
08/15/2030	0.625%		126,000	96,705
02/15/2031	1.125%		132,000	104,094
08/15/2031	1.250%		111,000	86,753
05/15/2033	3.375%		650,000	589,570
Total U.S. Treasury Obligations (Cost $3,134,022)				2,772,743

Money Market Funds 34.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(e),(f)	2,326,794	2,326,096
Total Money Market Funds (Cost $2,325,615)		2,326,096
Total Investments in Securities (Cost: $6,810,099)		6,277,571
Other Assets & Liabilities, Net		557,024
Net Assets		6,834,595
At September 30, 2023, securities and/or cash totaling $445,265 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Solutions Aggressive Portfolio | Semiannual Report 2023

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
217,400 GBP	267,348 USD	Goldman Sachs International	10/26/2023	2,060	—
3,000 CAD	2,224 USD	HSBC	10/26/2023	14	—
1,751,000 CNY	242,125 USD	HSBC	10/26/2023	—	(274)
106,669,957 JPY	726,541 USD	HSBC	10/26/2023	9,765	—
109,000,000 KRW	81,264 USD	HSBC	10/26/2023	530	—
31,000 SGD	22,701 USD	HSBC	10/26/2023	—	—
1,066,043 EUR	1,139,463 USD	Morgan Stanley	10/26/2023	11,286	—
61,000 ZAR	3,223 USD	Morgan Stanley	10/26/2023	8	—
203,000 AUD	130,387 USD	UBS	10/26/2023	—	(244)
378,000 DKK	54,192 USD	UBS	10/26/2023	543	—
154,000 CHF	171,071 USD	Wells Fargo	10/26/2023	2,406	—
324,000 HKD	41,449 USD	Wells Fargo	10/26/2023	52	—
148,000 NOK	13,742 USD	Wells Fargo	10/26/2023	—	(103)
628,000 SEK	56,338 USD	Wells Fargo	10/26/2023	—	(1,197)
Total				26,664	(1,818)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	1	12/2023	JPY	14,500,000	—	(688)
Australian 10-Year Bond	2	12/2023	AUD	223,946	—	(3,789)
Euro-Bobl	2	12/2023	EUR	231,500	—	(2,122)
Euro-BTP	1	12/2023	EUR	109,730	—	(3,953)
Euro-Bund	1	12/2023	EUR	128,640	—	(2,453)
Euro-OAT	1	12/2023	EUR	123,200	—	(2,709)
Long Gilt	1	12/2023	GBP	94,160	—	(439)
MSCI EAFE Index	16	12/2023	USD	1,633,200	—	(56,657)
MSCI Emerging Markets Index	15	12/2023	USD	716,625	—	(25,528)
Russell 2000 Index E-mini	4	12/2023	USD	359,720	—	(14,720)
S&P 500 Index E-mini	18	12/2023	USD	3,892,950	—	(167,235)
S&P/TSX 60 Index	1	12/2023	CAD	235,260	—	(4,622)
Short Term Euro-BTP	1	12/2023	EUR	104,150	—	(675)
U.S. Treasury 10-Year Note	5	12/2023	USD	540,313	—	(10,434)
U.S. Treasury Ultra 10-Year Note	8	12/2023	USD	892,500	—	(26,668)
Total					—	(322,692)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(7)	12/2023	USD	(737,516)	6,690	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 41	Morgan Stanley	12/20/2028	5.000	Quarterly	4.748	USD	785,000	1,196	—	—	1,196	—
Markit CDX North America Investment Grade Index, Series 41	Morgan Stanley	12/20/2028	1.000	Quarterly	0.730	USD	431,000	(818)	—	—	—	(818)
Total								378	—	—	1,196	(818)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2023	7

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $535,768, which represents 7.84% of total net assets.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	2,515,751	8,067,901	(8,257,436)	(120)	2,326,096	(231)	78,315	2,326,794
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Solutions Aggressive Portfolio | Semiannual Report 2023

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Foreign Government Obligations	—	1,178,732	—	1,178,732
U.S. Treasury Obligations	—	2,772,743	—	2,772,743
Money Market Funds	2,326,096	—	—	2,326,096
Total Investments in Securities	2,326,096	3,951,475	—	6,277,571
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	26,664	—	26,664
Futures Contracts	6,690	—	—	6,690
Swap Contracts	—	1,196	—	1,196
Liability
Forward Foreign Currency Exchange Contracts	—	(1,818)	—	(1,818)
Futures Contracts	(322,692)	—	—	(322,692)
Swap Contracts	—	(818)	—	(818)
Total	2,010,094	3,976,699	—	5,986,793
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2023	9

Statement of Assets and Liabilities
September 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,484,484)	$3,951,475
Affiliated issuers (cost $2,325,615)	2,326,096
Foreign currency (cost $13,715)	13,776
Margin deposits on:
Futures contracts	363,995
Swap contracts	81,270
Unrealized appreciation on forward foreign currency exchange contracts	26,664
Receivable for:
Investments sold	364
Capital shares sold	78,278
Dividends	10,983
Interest	29,705
Foreign tax reclaims	915
Variation margin for futures contracts	11,504
Trustees’ fees	19,336
Expense reimbursement due from Investment Manager	295
Prepaid expenses	2,703
Other assets	475
Total assets	6,917,834
Liabilities
Due to custodian	64
Unrealized depreciation on forward foreign currency exchange contracts	1,818
Payable for:
Investments purchased	10
Variation margin for futures contracts	21,105
Variation margin for swap contracts	793
Trustees’ fees	33,693
Compensation of chief compliance officer	1
Accounting services fees	20,497
Custodian fees	5,258
Total liabilities	83,239
Net assets applicable to outstanding capital stock	$6,834,595
Represented by
Paid in capital	8,892,419
Total distributable earnings (loss)	(2,057,824)
Total - representing net assets applicable to outstanding capital stock	$6,834,595
Shares outstanding	881,456
Net asset value per share	7.75
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Solutions Aggressive Portfolio | Semiannual Report 2023

Statement of Operations
Six Months Ended September 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$78,315
Interest	53,181
Foreign taxes withheld	(227)
Total income	131,269
Expenses:
Trustees’ fees	7,511
Custodian fees	12,843
Printing and postage fees	4,440
Accounting services fees	20,497
Legal fees	5,352
Compensation of chief compliance officer	1
Other	2,209
Total expenses	52,853
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(52,462)
Total net expenses	391
Net investment income	130,878
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(511,583)
Investments — affiliated issuers	(231)
Foreign currency translations	(6,183)
Forward foreign currency exchange contracts	113,618
Futures contracts	537,540
Swap contracts	47,439
Net realized gain	180,600
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	258,783
Investments — affiliated issuers	(120)
Foreign currency translations	(533)
Forward foreign currency exchange contracts	58,617
Futures contracts	(664,109)
Swap contracts	(17,211)
Net change in unrealized appreciation (depreciation)	(364,573)
Net realized and unrealized loss	(183,973)
Net decrease in net assets resulting from operations	$(53,095)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2023	11

Statement of Changes in Net Assets
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Operations
Net investment income	$130,878	$129,251
Net realized gain (loss)	180,600	(793,154)
Net change in unrealized appreciation (depreciation)	(364,573)	(55,448)
Net decrease in net assets resulting from operations	(53,095)	(719,351)
Distributions to shareholders
Net investment income and net realized gains	—	(666,913)
Total distributions to shareholders	—	(666,913)
Increase (decrease) in net assets from capital stock activity	(1,394,096)	1,305,285
Total decrease in net assets	(1,447,191)	(80,979)
Net assets at beginning of period	8,281,786	8,362,765
Net assets at end of period	$6,834,595	$8,281,786

	Six Months Ended		Year Ended
	September 30, 2023 (Unaudited)		March 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Shares sold	69,942	563,692	172,619	1,424,019
Distributions reinvested	—	—	86,070	666,182
Shares redeemed	(236,635)	(1,957,788)	(91,834)	(784,916)
Total net increase (decrease)	(166,693)	(1,394,096)	166,855	1,305,285
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Solutions Aggressive Portfolio | Semiannual Report 2023

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Per share data
Net asset value, beginning of period	$7.90	$9.49	$12.07	$9.57	$10.12	$10.07
Income from investment operations:
Net investment income	0.14	0.14	0.10	0.11	0.21	0.21
Net realized and unrealized gain (loss)	(0.29)	(1.00)	0.66	3.33	0.45	0.50
Total from investment operations	(0.15)	(0.86)	0.76	3.44	0.66	0.71
Less distributions to shareholders from:
Net investment income	—	(0.73)	(0.11)	(0.21)	(0.35)	(0.51)
Net realized gains	—	—	(3.23)	(0.73)	(0.86)	(0.15)
Total distributions to shareholders	—	(0.73)	(3.34)	(0.94)	(1.21)	(0.66)
Net asset value, end of period	$7.75	$7.90	$9.49	$12.07	$9.57	$10.12
Total return	(1.90%)	(8.89%)	4.47%	36.42%	5.44%	8.05%
Ratios to average net assets
Total gross expenses(a)	1.35%	1.36%(b)	1.02%(b),(c)	1.19%	1.33%	1.78%
Total net expenses(a),(d)	0.01%	0.01%(b)	0.01%(b),(c)	0.01%	0.01%	0.01%
Net investment income	3.35%	1.63%	0.79%	1.04%	2.01%	2.08%
Supplemental data
Portfolio turnover	84%	16%	204%	54%	184%	149%
Net assets, end of period (in thousands)	$6,835	$8,282	$8,363	$8,294	$6,668	$6,434

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Ratios include interest on collateral expense which is less than 0.01%.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2023	13

Notes to Financial Statements
September 30, 2023 (Unaudited)
Note 1. Organization
Columbia Solutions Aggressive Portfolio (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is sold only to other Columbia Funds and certain collective investment trusts managed by Columbia Management Investment Advisers, LLC.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
14	Columbia Solutions Aggressive Portfolio | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the
Columbia Solutions Aggressive Portfolio | Semiannual Report 2023	15

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears
16	Columbia Solutions Aggressive Portfolio | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or CCP, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
Columbia Solutions Aggressive Portfolio | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at September 30, 2023:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,196*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	26,664
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	6,690*
Total		34,550

18	Columbia Solutions Aggressive Portfolio | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	818*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	268,762*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,818
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	53,930*
Total		325,328

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended September 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	47,439	47,439
Equity risk	—	560,280	—	560,280
Foreign exchange risk	113,618	—	—	113,618
Interest rate risk	—	(22,740)	—	(22,740)
Total	113,618	537,540	47,439	698,597

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(17,211)	(17,211)
Equity risk	—	(553,657)	—	(553,657)
Foreign exchange risk	58,617	—	—	58,617
Interest rate risk	—	(110,452)	—	(110,452)
Total	58,617	(664,109)	(17,211)	(622,703)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended September 30, 2023:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	10,687,498
Futures contracts — short	480,125
Credit default swap contracts — sell protection	1,463,736

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	45,221	(19,502)
Columbia Solutions Aggressive Portfolio | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of September 30, 2023:
	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Forward foreign currency exchange contracts	2,060	10,309	11,294	-	543	2,458	26,664
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	793	-	-	793
Forward foreign currency exchange contracts	-	274	-	-	244	1,300	1,818
Total liabilities	-	274	-	793	244	1,300	2,611
Total financial and derivative net assets	2,060	10,035	11,294	(793)	299	1,158	24,053
Total collateral received (pledged) (c)	-	-	-	(793)	-	-	(793)
Net amount (d)	2,060	10,035	11,294	-	299	1,158	24,846

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.
20	Columbia Solutions Aggressive Portfolio | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, subject to the policies set by the Board of Trustees, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Fund does not pay a management fee for the investment advisory or administrative services provided to the Fund, but it may pay taxes, brokerage commissions and nonadvisory expenses.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund does not pay an annual fee to the Transfer Agent.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2033, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.01% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
22	Columbia Solutions Aggressive Portfolio | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
At September 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
6,810,000	35,000	(858,000)	(823,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at March 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(597,291)	(364,904)	(962,195)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at March 31, 2023 as arising on April 1, 2023.
Late year ordinary losses ($)	Post-October capital losses ($)
223,424	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,602,092 and $4,605,895, respectively, for the six months ended September 30, 2023, of which $2,614,641 and $2,960,826, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended September 30, 2023.
Note 8. Line of credit
The Fund had access to a revolving credit facility, which expired on October 26, 2023, with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund had the ability to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. In connection with the pending liquidation and dissolution of the Fund, the Fund did not require access to the credit facility and, therefore, was not added as a potential borrower under the amended and restated credit facility agreement, dated October 26, 2023. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which was an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permitted aggregate borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended September 30, 2023.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
24	Columbia Solutions Aggressive Portfolio | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may
Columbia Solutions Aggressive Portfolio | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Shareholder concentration risk
At September 30, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund has approved a Plan of Liquidation and Termination (the Plan) pursuant to which the Fund will be liquidated and terminated. Under the terms of the Plan, it is anticipated that the Fund will be liquidated on or about December 1, 2023, at which time the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
26	Columbia Solutions Aggressive Portfolio | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2023	27

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Solutions Aggressive Portfolio (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund, as well as performance relative to a benchmark;
•	Information on the Fund’s management fees and total expenses;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
28	Columbia Solutions Aggressive Portfolio | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by the Investment Manager showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index and (iii) the net assets of the Fund.  The Board considered that the Fund is held exclusively by other Columbia Threadneedle-managed products, and noted the contribution of the performance of the Fund to meeting the investment objectives of such products.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy.”  The Board considered that the Fund does not pay management fees.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2023	29

Approval of Management Agreement  (continued)
(Unaudited)
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
Because the Fund does not pay management fees, the Board did not believe it necessary to consider potential economies of scale associated with the growth of the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
30	Columbia Solutions Aggressive Portfolio | Semiannual Report 2023

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Columbia Solutions Aggressive Portfolio
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the Fund, go to columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR296_03_N01_(11/23)

Semiannual Report
September 30, 2023 (Unaudited)
Columbia Solutions Conservative Portfolio
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Solutions Conservative Portfolio (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Solutions Conservative Portfolio  |    Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund pursues consistent total returns by seeking to allocate risks across multiple asset classes.
Portfolio management
Joshua Kutin, CFA
Co-Portfolio Manager
Managed Fund since 2017
Alexander Wilkinson, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended September 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Columbia Solutions Conservative Portfolio	10/24/17	-1.13	3.74	2.07	2.24
Bloomberg Global Aggregate Hedged USD Index		-1.76	2.10	0.57	0.61
Blended Benchmark		-0.30	6.54	2.55	2.62
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Bloomberg Global Aggregate Hedged USD Index is an unmanaged index that is comprised of several other Bloomberg indexes that measure fixed-income performance of regions around the world while hedging the currency back to the US dollar.
The Blended Benchmark consists of 25% MSCI ACWI with Developed Markets 100% Hedged to USD Index (Net) and 75% Bloomberg Global Aggregate Hedged USD Index. The MSCI ACWI with Developed Markets 100% Hedged to USD Index (Net) represents a close estimation of the performance that can be achieved by hedging the currency exposures of all developed market exposures of its parent index, the MSCI ACWI, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD of developed market currencies by selling each foreign currency forward at the one-month Forward weight. The parent index is composed of large and mid-cap stocks across 23 Developed Markets (DM) countries and 27 Emerging Markets (EM) countries.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI with Developed Markets 100% Hedged to USD Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Solutions Conservative Portfolio | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at September 30, 2023)
Foreign Government Obligations	12.2
Money Market Funds(a)	69.2
U.S. Treasury Obligations	18.6
Total	100.0

(a)	Includes investments in Money Market Funds, including investing for the purpose of covering obligations relating to the Fund’s investment in derivatives. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and the derivative instruments discussion in Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Derivative breakdown (%) (at September 30, 2023)(a)
	Asset	Liability	Net
Forward foreign currency exchange contracts	0.17	(0.01)	0.16
Long futures contracts	-	(1.86)	(1.86)
Short futures contracts	0.08	-	0.08
Swap contracts	0.02	(0.01)	0.01
(a) Forward foreign currency exchange contracts, futures contracts and swap contracts are based upon unrealized appreciation (depreciation) as a percentage of net assets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.

4	Columbia Solutions Conservative Portfolio | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2023 — September 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Solutions Conservative Portfolio	1,000.00	1,000.00	988.70	1,024.81	0.05	0.05	0.01
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Solutions Conservative Portfolio | Semiannual Report 2023	5

Portfolio of Investments
September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 11.8%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.8%
Republic of Austria Government Bond(c)
10/20/2026	0.750%	EUR	39,000	38,371
Republic of Austria Government Bond(c),(d)
02/20/2030	0.000%	EUR	43,000	36,985
Total				75,356
Belgium 0.7%
Kingdom of Belgium Government Bond(c)
06/22/2033	3.000%	EUR	67,000	67,989
China 2.1%
China Development Bank
07/18/2032	2.960%	CNY	250,000	34,473
China Government Bond
11/21/2029	3.130%	CNY	100,000	14,120
05/21/2030	2.680%	CNY	200,000	27,371
05/15/2032	2.760%	CNY	250,000	34,254
05/25/2033	2.670%	CNY	470,000	64,185
04/15/2053	3.190%	CNY	200,000	28,434
Total				202,837
France 2.1%
French Republic Government Bond OAT(c),(d)
11/25/2031	0.000%	EUR	39,000	31,722
French Republic Government Bond OAT(c)
05/25/2033	3.000%	EUR	145,000	148,342
05/25/2045	3.250%	EUR	20,000	19,412
Total				199,476
Italy 0.2%
Italy Buoni Poliennali Del Tesoro(c)
02/01/2037	4.000%	EUR	25,000	24,222
Japan 2.7%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	4,600,000	29,625
Japan Government 20-Year Bond
03/20/2042	0.800%	JPY	3,250,000	19,722
03/20/2043	1.100%	JPY	13,100,000	82,838
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	2,000,000	10,434
06/20/2051	0.700%	JPY	1,700,000	9,012
03/20/2053	1.400%	JPY	9,100,000	57,333
Japan Government 40-Year Bond
03/20/2063	1.300%	JPY	7,700,000	44,822
Total				253,786
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Netherlands 1.1%
Netherlands Government Bond(c)
07/15/2026	0.500%	EUR	42,000	41,386
Netherlands Government Bond(c),(d)
07/15/2031	0.000%	EUR	73,000	60,979
Total				102,365
South Korea 0.8%
Korea Treasury Bond
06/10/2033	3.250%	KRW	110,000,000	77,357
Spain 1.2%
Spain Government Bond(c)
04/30/2033	3.150%	EUR	113,000	112,591
United Kingdom 0.1%
United Kingdom Gilt(c)
12/07/2042	4.500%	GBP	8,100	9,452
Total Foreign Government Obligations (Cost $1,289,509)				1,125,431

U.S. Treasury Obligations 18.0%

U.S. Treasury
03/31/2028	1.250%		142,000	122,564
06/30/2028	1.250%		142,000	121,599
09/30/2028	1.250%		118,000	100,272
10/31/2028	1.375%		116,000	98,962
11/30/2028	1.500%		114,000	97,693
04/30/2029	2.875%		102,600	93,687
05/15/2029	2.375%		122,000	108,399
08/15/2029	1.625%		66,000	56,007
05/31/2030	3.750%		165,000	156,647
06/30/2030	3.750%		145,000	137,614
08/15/2030	0.625%		111,000	85,192
02/15/2031	1.125%		103,000	81,225
08/15/2031	1.250%		82,000	64,088
05/15/2033	3.375%		440,000	399,094
Total U.S. Treasury Obligations (Cost $1,962,388)				1,723,043
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Solutions Conservative Portfolio | Semiannual Report 2023

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Money Market Funds 67.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(e),(f)	6,408,721	6,406,798
Total Money Market Funds (Cost $6,405,742)		6,406,798
Total Investments in Securities (Cost: $9,657,639)		9,255,272
Other Assets & Liabilities, Net		309,005
Net Assets		9,564,277
At September 30, 2023, securities and/or cash totaling $292,286 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
91,000 GBP	111,907 USD	Goldman Sachs International	10/26/2023	862	—
4,000 CAD	2,965 USD	HSBC	10/26/2023	19	—
1,534,000 CNY	212,119 USD	HSBC	10/26/2023	—	(240)
61,501,034 JPY	418,890 USD	HSBC	10/26/2023	5,629	—
107,000,000 KRW	79,774 USD	HSBC	10/26/2023	521	—
22,000 SGD	16,110 USD	HSBC	10/26/2023	—	—
786,000 EUR	840,133 USD	Morgan Stanley	10/26/2023	8,321	—
40,000 ZAR	2,113 USD	Morgan Stanley	10/26/2023	5	—
88,000 AUD	56,523 USD	UBS	10/26/2023	—	(106)
156,000 DKK	22,365 USD	UBS	10/26/2023	224	—
67,000 CHF	74,427 USD	Wells Fargo	10/26/2023	1,047	—
137,000 HKD	17,526 USD	Wells Fargo	10/26/2023	22	—
67,000 NOK	6,221 USD	Wells Fargo	10/26/2023	—	(46)
252,000 SEK	22,607 USD	Wells Fargo	10/26/2023	—	(480)
269 USD	3,000 SEK	Wells Fargo	10/26/2023	6	—
Total				16,656	(872)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	2	12/2023	JPY	29,000,000	—	(1,375)
Australian 10-Year Bond	2	12/2023	AUD	223,946	—	(3,789)
Euro-Bobl	1	12/2023	EUR	115,750	—	(1,061)
Euro-BTP	1	12/2023	EUR	109,730	—	(3,953)
Euro-Bund	1	12/2023	EUR	128,640	—	(2,453)
Long Gilt	1	12/2023	GBP	94,160	—	(439)
MSCI EAFE Index	6	12/2023	USD	612,450	—	(21,247)
MSCI Emerging Markets Index	5	12/2023	USD	238,875	—	(8,509)
Russell 2000 Index E-mini	2	12/2023	USD	179,860	—	(7,360)
S&P 500 Index E-mini	6	12/2023	USD	1,297,650	—	(55,745)
U.S. Treasury 10-Year Note	15	12/2023	USD	1,620,938	—	(31,842)
U.S. Treasury Ultra 10-Year Note	12	12/2023	USD	1,338,750	—	(40,002)
Total					—	(177,775)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Conservative Portfolio | Semiannual Report 2023	7

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Short Term Euro-BTP	(1)	12/2023	EUR	(104,150)	662	—
U.S. Treasury 5-Year Note	(7)	12/2023	USD	(737,516)	6,690	—
Total					7,352	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 41	Morgan Stanley	12/20/2028	5.000	Quarterly	4.748	USD	1,082,000	1,648	—	—	1,648	—
Markit CDX North America Investment Grade Index, Series 41	Morgan Stanley	12/20/2028	1.000	Quarterly	0.730	USD	593,000	(1,129)	—	—	—	(1,129)
Total								519	—	—	1,648	(1,129)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $591,451, which represents 6.18% of total net assets.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	6,084,384	7,271,882	(6,949,379)	(89)	6,406,798	(558)	176,228	6,408,721
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Solutions Conservative Portfolio | Semiannual Report 2023

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Currency Legend  (continued)
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Foreign Government Obligations	—	1,125,431	—	1,125,431
U.S. Treasury Obligations	—	1,723,043	—	1,723,043
Money Market Funds	6,406,798	—	—	6,406,798
Total Investments in Securities	6,406,798	2,848,474	—	9,255,272
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	16,656	—	16,656
Futures Contracts	7,352	—	—	7,352
Swap Contracts	—	1,648	—	1,648
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Conservative Portfolio | Semiannual Report 2023	9

Portfolio of Investments  (continued)
September 30, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(872)	—	(872)
Futures Contracts	(177,775)	—	—	(177,775)
Swap Contracts	—	(1,129)	—	(1,129)
Total	6,236,375	2,864,777	—	9,101,152
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Solutions Conservative Portfolio | Semiannual Report 2023

Statement of Assets and Liabilities
September 30, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,251,897)	$2,848,474
Affiliated issuers (cost $6,405,742)	6,406,798
Foreign currency (cost $12,312)	12,345
Margin deposits on:
Futures contracts	180,514
Swap contracts	111,772
Unrealized appreciation on forward foreign currency exchange contracts	16,656
Receivable for:
Investments sold	364
Dividends	28,245
Interest	21,423
Foreign tax reclaims	766
Variation margin for futures contracts	11,532
Trustees’ fees	19,380
Expense reimbursement due from Investment Manager	294
Prepaid expenses	2,723
Other assets	457
Total assets	9,661,743
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	872
Payable for:
Investments purchased	10
Capital shares redeemed	27,566
Variation margin for futures contracts	8,564
Variation margin for swap contracts	954
Trustees’ fees	33,766
Compensation of chief compliance officer	1
Accounting services fees	20,497
Custodian fees	5,236
Total liabilities	97,466
Net assets applicable to outstanding capital stock	$9,564,277
Represented by
Paid in capital	11,192,692
Total distributable earnings (loss)	(1,628,415)
Total - representing net assets applicable to outstanding capital stock	$9,564,277
Shares outstanding	1,089,722
Net asset value per share	8.78
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Conservative Portfolio | Semiannual Report 2023	11

Statement of Operations
Six Months Ended September 30, 2023 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$176,228
Interest	38,595
Foreign taxes withheld	(73)
Total income	214,750
Expenses:
Trustees’ fees	7,532
Custodian fees	12,891
Printing and postage fees	4,434
Accounting services fees	20,497
Legal fees	5,367
Compensation of chief compliance officer	1
Other	2,231
Total expenses	52,953
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(52,436)
Total net expenses	517
Net investment income	214,233
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(480,350)
Investments — affiliated issuers	(558)
Foreign currency translations	(5,864)
Forward foreign currency exchange contracts	68,699
Futures contracts	99,964
Swap contracts	62,354
Net realized loss	(255,755)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	292,915
Investments — affiliated issuers	(89)
Foreign currency translations	(531)
Forward foreign currency exchange contracts	35,760
Futures contracts	(357,120)
Swap contracts	(23,176)
Net change in unrealized appreciation (depreciation)	(52,241)
Net realized and unrealized loss	(307,996)
Net decrease in net assets resulting from operations	$(93,763)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Solutions Conservative Portfolio | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Operations
Net investment income	$214,233	$221,224
Net realized loss	(255,755)	(528,475)
Net change in unrealized appreciation (depreciation)	(52,241)	(61,850)
Net decrease in net assets resulting from operations	(93,763)	(369,101)
Distributions to shareholders
Net investment income and net realized gains	—	(500,033)
Total distributions to shareholders	—	(500,033)
Increase (decrease) in net assets from capital stock activity	(1,204,546)	918,177
Total increase (decrease) in net assets	(1,298,309)	49,043
Net assets at beginning of period	10,862,586	10,813,543
Net assets at end of period	$9,564,277	$10,862,586

	Six Months Ended		Year Ended
	September 30, 2023 (Unaudited)		March 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Shares sold	25,758	231,534	84,443	760,150
Distributions reinvested	—	—	57,162	499,593
Shares redeemed	(159,315)	(1,436,080)	(37,347)	(341,566)
Total net increase (decrease)	(133,557)	(1,204,546)	104,258	918,177
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Conservative Portfolio | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Per share data
Net asset value, beginning of period	$8.88	$9.66	$10.49	$10.15	$10.24	$10.05
Income from investment operations:
Net investment income	0.18	0.19	0.05	0.08	0.21	0.21
Net realized and unrealized gain (loss)	(0.28)	(0.53)	(0.21)	0.76	0.34	0.36
Total from investment operations	(0.10)	(0.34)	(0.16)	0.84	0.55	0.57
Less distributions to shareholders from:
Net investment income	—	(0.44)	(0.11)	(0.11)	(0.26)	(0.30)
Net realized gains	—	—	(0.56)	(0.39)	(0.38)	(0.08)
Total distributions to shareholders	—	(0.44)	(0.67)	(0.50)	(0.64)	(0.38)
Net asset value, end of period	$8.78	$8.88	$9.66	$10.49	$10.15	$10.24
Total return	(1.13%)	(3.44%)	(1.85%)	8.23%	5.26%	5.85%
Ratios to average net assets
Total gross expenses(a)	1.03%	1.01%(b)	0.87%(b)	0.90%	1.01%	1.44%
Total net expenses(a),(c)	0.01%	0.01%(b)	0.01%(b)	0.01%	0.01%	0.01%
Net investment income	4.15%	2.13%	0.51%	0.73%	1.98%	2.11%
Supplemental data
Portfolio turnover	112%	22%	233%	66%	218%	141%
Net assets, end of period (in thousands)	$9,564	$10,863	$10,814	$11,116	$9,356	$8,363

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Ratios include interest on collateral expense which is less than 0.01%.
(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Solutions Conservative Portfolio | Semiannual Report 2023

Notes to Financial Statements
September 30, 2023 (Unaudited)
Note 1. Organization
Columbia Solutions Conservative Portfolio (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is sold only to other Columbia Funds and certain collective investment trusts managed by Columbia Management Investment Advisers, LLC.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Columbia Solutions Conservative Portfolio | Semiannual Report 2023	15

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the
16	Columbia Solutions Conservative Portfolio | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark or to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears
Columbia Solutions Conservative Portfolio | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or CCP, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index or to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
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Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at September 30, 2023:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,648*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	16,656
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	7,352*
Total		25,656

Columbia Solutions Conservative Portfolio | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	1,129*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	92,861*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	872
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	84,914*
Total		179,776

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended September 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	62,354	62,354
Equity risk	—	160,102	—	160,102
Foreign exchange risk	68,699	—	—	68,699
Interest rate risk	—	(60,138)	—	(60,138)
Total	68,699	99,964	62,354	231,017

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(23,176)	(23,176)
Equity risk	—	(194,918)	—	(194,918)
Foreign exchange risk	35,760	—	—	35,760
Interest rate risk	—	(162,202)	—	(162,202)
Total	35,760	(357,120)	(23,176)	(344,536)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended September 30, 2023:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	6,290,930
Futures contracts — short	592,027
Credit default swap contracts — sell protection	1,939,401

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	28,558	(12,979)
20	Columbia Solutions Conservative Portfolio | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of September 30, 2023:
	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Forward foreign currency exchange contracts	862	6,169	8,326	-	224	1,075	16,656
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	954	-	-	954
Forward foreign currency exchange contracts	-	240	-	-	106	526	872
Total liabilities	-	240	-	954	106	526	1,826
Total financial and derivative net assets	862	5,929	8,326	(954)	118	549	14,830
Total collateral received (pledged) (c)	-	-	-	(954)	-	-	(954)
Net amount (d)	862	5,929	8,326	-	118	549	15,784

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.
Columbia Solutions Conservative Portfolio | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, subject to the policies set by the Board of Trustees, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Fund does not pay a management fee for the investment advisory or administrative services provided to the Fund, but it may pay taxes, brokerage commissions and nonadvisory expenses.
22	Columbia Solutions Conservative Portfolio | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund does not pay an annual fee to the Transfer Agent.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2033, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the underlying funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.01% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Prior to August 1, 2023, expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds) were excluded from the waivers and/or expense reimbursement arrangements. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Solutions Conservative Portfolio | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
At September 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
9,658,000	27,000	(584,000)	(557,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at March 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(446,929)	(299,865)	(746,794)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at March 31, 2023 as arising on April 1, 2023.
Late year ordinary losses ($)	Post-October capital losses ($)
93,554	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,687,660 and $5,037,956, respectively, for the six months ended September 30, 2023, of which $2,505,926 and $3,505,318, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
24	Columbia Solutions Conservative Portfolio | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended September 30, 2023.
Note 8. Line of credit
The Fund had access to a revolving credit facility, which expired on October 26, 2023, with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund had the ability to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. In connection with the pending liquidation and dissolution of the Fund, the Fund did not require access to the credit facility and, therefore, was not added as a potential borrower under the amended and restated credit facility agreement, dated October 26, 2023. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which was an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permitted aggregate borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended September 30, 2023.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Columbia Solutions Conservative Portfolio | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may
26	Columbia Solutions Conservative Portfolio | Semiannual Report 2023

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Shareholder concentration risk
At September 30, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund has approved a Plan of Liquidation and Termination (the Plan) pursuant to which the Fund will be liquidated and terminated. Under the terms of the Plan, it is anticipated that the Fund will be liquidated on or about December 1, 2023, at which time the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Solutions Conservative Portfolio | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
September 30, 2023 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
28	Columbia Solutions Conservative Portfolio | Semiannual Report 2023

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Solutions Conservative Portfolio (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund, as well as performance relative to a benchmark;
•	Information on the Fund’s management fees and total expenses;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Solutions Conservative Portfolio | Semiannual Report 2023	29

Approval of Management Agreement  (continued)
(Unaudited)
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by the Investment Manager showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index and (iii) the net assets of the Fund. The Board considered that the Fund is held exclusively by other Columbia Threadneedle-managed products, and noted the contribution of the performance of the Fund to meeting the investment objectives of such products.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy.” The Board considered that the Fund does not pay management fees.
30	Columbia Solutions Conservative Portfolio | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
Because the Fund does not pay management fees, the Board did not believe it necessary to consider potential economies of scale associated with the growth of the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Solutions Conservative Portfolio | Semiannual Report 2023	31

Columbia Solutions Conservative Portfolio
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the Fund, go to columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR315_03_N01_(11/23)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	November 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	November 21, 2023

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	November 21, 2023

By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	November 21, 2023